AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 17, 1999
                                             1933 ACT REGISTRATION NO. 333-79201
                                             1940 ACT REGISTRATION NO. 811-07325


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                                 PRE-EFFECTIVE AMENDMENT NO. _1_ [ ]
                                POST-EFFECTIVE AMENDMENT NO. ___ [ ]

                                       AND

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                  POST-EFFECTIVE AMENDMENT NO. 8 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)


                           PRUCO LIFE FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (888) PRU-2888
    (Address and telephone number of depositor's principal executive offices)

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                     (Name and address of agent for service)

                                   Copies to:

     CHRISTOPHER E. PALMER                       LEE D. AUGSBURGER
         SHEA & GARDNER                       ASSISTANT GENERAL COUNSEL
1800 MASSACHUSETTS AVENUE, N.W.      THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
     WASHINGTON, D.C. 20036                       751 BROAD STREET
         (202) 828-2093                       NEWARK, NEW JERSEY 07102
                                                  (973) 367-1388

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration.


It is proposed that this filing will become effective (check appropriate space):
      [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
      [ ] on __________pursuant to paragraph (b) of Rule 485
      [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      [ ] on __________pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
      [ ] on __________pursuant to paragraph (a)(1) of Rule 485

                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission may determine.

DISCOVERY CHOICE                                                 _________, 1999
VARIABLE ANNUITY



THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE). PRUCO LIFE IS A WHOLLY OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

Discovery Choice offers a wide variety of investment choices, including 24 variable investment options that invest in mutual funds managed by these leading asset managers.

           PRUDENTIAL INVESTMENTS         JANUS CAPITAL
           AIM ADVISORS                   MFS
           AMERICAN CENTURY               OPPENHEIMER CAPITAL
           FRANKLIN ADVISERS              T. ROWE PRICE
                                          WARBURG PINCUS

Please read this prospectus before purchasing a Discovery Choice variable annuity contract and keep it for future reference. Current prospectuses for each of the underlying mutual funds accompany this prospectus. These prospectuses contain important information about the mutual funds. Please read these prospectuses and keep them for reference.


To learn more about the Discovery Choice variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated ___________, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Discovery Choice SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page 30 of this prospectus. For a free copy of the SAI, call us at: (888) PRU-2888 or write to us at:


    Pruco Life Insurance Company             Prudential Annuity Service Center
    213 Washington Street                    P.O. Box 14215
    Newark, New Jersey 07102-2992            New Brunswick, New Jersey 08906

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN DISCOVERY CHOICE IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                       DISCOVERY CHOICE VARIABLE ANNUITY

                                TABLE OF CONTENTS


GLOSSARY ..................................................................   ii

SUMMARY ...................................................................    1

SUMMARY OF CONTRACT EXPENSES ..............................................    3

EXPENSE EXAMPLES ..........................................................    5

1. WHAT IS THE DISCOVERY CHOICE VARIABLE ANNUITY?
   Short Term Cancellation Right or "Free Look" ...........................    7

2. WHAT INVESTMENT OPTIONS CAN I CHOOSE?
   Variable Investment Options ............................................    8
   Transfers Among Options ................................................    9
   Dollar Cost Averaging ..................................................   10
   Asset Allocation Program ...............................................   10
   Auto-Rebalancing .......................................................   10
   Voting Rights ..........................................................   11
   Substitution ...........................................................   11

3. WHAT KIND OF PAYMENTS WILL I RECEIVE DURING
   THE INCOME PHASE? (ANNUITIZATION)
   Payment Provisions .....................................................   11
   Option 1: Annuity Payments for a Fixed Period ..........................   11
   Option 2: Life Annuity with 120 Payments
     (10 Years) Certain ...................................................   11
   Option 3: Interest Payment Option ......................................   12
   Option 4: Other Annuity Options ........................................   12

4. WHAT IS THE DEATH BENEFIT?
   Beneficiary ............................................................   12
   Calculation of the Death Benefit .......................................   12

5. HOW CAN I PURCHASE A DISCOVERY CHOICE CONTRACT?
   Purchase Payments ......................................................   13
   Allocation of Purchase Payments ........................................   13
   Calculating Contract Value .............................................   13

6. WHAT ARE THE EXPENSES ASSOCIATED WITH
   THE DISCOVERY SELECT CONTRACT?
   Insurance Charges ......................................................   14
   Annual Contract Fee ....................................................   14
   Premium Taxes ..........................................................   15
   Transfer Fee ...........................................................   15
   Company Taxes ..........................................................   15


7. HOW CAN I ACCESS MY MONEY? .............................................   15
   Automated Withdrawals ..................................................   15
   Suspension of Payments or Transfers ....................................   16

8. WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED
   WITH THE DISCOVERY CHOICE CONTRACT? ....................................   16
   Taxes Payable by You ...................................................   16
   Taxes on Withdrawals and Surrender .....................................   16
   Taxes on Annuity Payments ..............................................   16
   Penalty Taxes on Withdrawals and Annuity Payments ......................   17
   Taxes Payable by Beneficiaries .........................................   17
   Withholding of Tax from Distributions ..................................   17
   Annuity Qualification ..................................................   17
   Diversification and Investor Control ...................................   17
   Required Distributions Upon Your Death .................................   17
   Changes in the Contract ................................................   18
   Additional Information .................................................   18
   Contracts Held by Tax Favored Plans ....................................   18


9. OTHER INFORMATION ......................................................   22
   Pruco Life Insurance Company ...........................................   22
   The Separate Account ...................................................   22
   Sale and Distribution of the Contract ..................................   23
   Assignment .............................................................   23
   Year 2000 Compliance ...................................................   23
   Financial Statements ...................................................   23
   Statement of Additional Information ....................................   30

                       DISCOVERY CHOICE VARIABLE ANNUITY



                                    GLOSSARY


We have tried to make this prospectus as easy to read and understand as possible. By the nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.


ACCUMULATION PHASE: The period that begins with the contract date (see definition below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ANNUITANT: The person whose life determines the amount of income payments that will be paid.

ANNUITY DATE: The date when income payments are scheduled to begin.

BENEFICIARY: The person(s) or entity you have chosen to receive a death benefit.

CONTRACT DATE: The date we receive your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACTOWNER, OWNER OR YOU: The person entitled to the ownership rights under the contract.


CONTRACT VALUE: This is the total value of your contract.


DEATH BENEFIT: If the sole or last surviving owner dies, the designated person(s) or the beneficiary will receive, at a minimum, the total amount invested or a potentially greater amount related to market appreciation. See "What is the Death Benefit?" on page ___.

INCOME OPTIONS: Options under the contract that define the frequency and duration of income payments. In your contract, these are referred to as payout or annuity options.


JOINT OWNER: The person named as the joint owner, who shares ownership rights with the owner as defined in the contract.


PRUDENTIAL ANNUITY SERVICE CENTER: P.O. Box 14215, New Brunswick, New Jersey, 08906. The phone number is 1-888-PRU-2888.


PURCHASE PAYMENTS: The amount of money you pay us to purchase the contract. Generally, with some restrictions, you can make additional purchase payments at any time during the accumulation phase.


SEPARATE ACCOUNT: Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

TAX DEFERRAL: This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract.

VARIABLE INVESTMENT OPTION: When you choose a variable investment option, we purchase shares of the mutual fund which are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

                       DISCOVERY CHOICE VARIABLE ANNUITY




SUMMARY: FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING SECTION IN THE PROSPECTUS.

1.    WHAT IS THE DISCOVERY CHOICE VARIABLE ANNUITY?


      The Discovery Choice Variable Annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life Insurance Company will hereafter be referred to as Pruco Life, We or Us). The contract allows you to invest on a tax-deferred basis in one or more of 24 variable investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.


      The variable investment options are designed to offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value.

      You can invest your money in any or all of the variable investment options. You are allowed 12 tax free transfers each contract year among the variable investment options, without a charge.


      The contract, like all deferred annuity contracts, has two phases: the accumulation phase; and the income phase. During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount of payments you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender and the payout option you selected.

      If you change your mind about owning Discovery Choice, YOU MAY CANCEL YOUR CONTRACT WITHIN 10 DAYS AFTER RECEIVING IT (or whatever time period is required in the applicable state). This time period is referred to as the Free-look period.


2.    WHAT INVESTMENT OPTIONS CAN I CHOOSE?

      You can invest your money in any or all of the variable investment options that use the mutual funds described in the fund prospectuses provided with this prospectus:

                           THE PRUDENTIAL SERIES FUND
                           Diversified Bond Portfolio
                    Diversified Conservative Growth Portfolio
                             Equity Income Portfolio
                                Equity Portfolio
                                Global Portfolio
                            High Yield Bond Portfolio
                             Money Market Portfolio
                          Prudential Jennison Portfolio
                      Small Capitalization Stock Portfolio
                              Stock Index Portfolio
                              20/20 Focus Portfolio

                       AIM VARIABLE INSURANCE FUNDS, INC.
                         AIM V.I. Growth and Income Fund
                               AIM V.I. Value Fund

                            AMERICAN CENTURY VARIABLE
                                PORTFOLIOS, INC.
                            American Century VP Value

                               JANUS ASPEN SERIES
                                Growth Portfolio
                         International Growth Portfolio

                          MFS VARIABLE INSURANCE TRUST
                             Emerging Growth Series
                                 Research Series

                             OCC ACCUMULATION TRUST
                                Managed Portfolio
                               Small Cap Portfolio

                           TEMPLETON VARIABLE PRODUCTS
                                   SERIES FUND
                  Franklin Small Cap Investments Fund - Class 2

                                  T.ROWE PRICE
                     Equity Series - Equity Income Portfolio
              International Series - International Stock Portfolio

                              WARBURG PINCUS TRUST
                         Post-Venture Capital Portfolio

           Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the investment performance of the mutual funds used by the variable investment options that you choose. Performance information

                       DISCOVERY CHOICE VARIABLE ANNUITY

for the variable investment options is provided in the Statement of Additional Information (SAI). Past performance is not a guarantee of future results.

                       DISCOVERY CHOICE VARIABLE ANNUITY

3.    WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
      (ANNUITIZATION)


      If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

4.    WHAT IS THE DEATH BENEFIT?

      If the sole or last surviving owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive at a minimum, the total amount invested adjusted for withdrawals or a potentially greater amount relating to market appreciation depending on the death benefit option you choose.


5.    HOW CAN I PURCHASE A DISCOVERY CHOICE ANNUITY CONTRACT?

      You can purchase this contract, under most circumstances, with a minimum initial purchase payment of $10,000. Generally, you can add $1,000 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.

6.    WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY CHOICE CONTRACT?

      The contract has insurance features and investment features, and there are costs related to each. Each year we deduct a contract maintenance charge if your contract value is less than $50,000. This charge is equal to the lesser of $30 or 2% of your contract value. For insurance and administrative costs, we also deduct an annual charge of 1.35% or 1.65% of the average daily value of all assets allocated to the variable investment options, depending on the death benefit option that you have chosen.

      There are a few states/jurisdictions that assess a premium tax when you begin receiving regular income payments from your annuity. In those states, we will assess the required premium tax charge which can range up to 5%.

      There are also charges made by the mutual funds which are invested in by the variable investment options. These annual charges currently range from 0.37% to 1.40% of a fund's average daily assets.


7.    HOW CAN I ACCESS MY MONEY?

      You may take money out at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well.


8.    WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY CHOICE
      CONTRACT?

      Your earnings are generally not taxed until withdrawn. If you take money out during the accumulation phase, earnings are withdrawn first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered partly a return of your original investment. As a result, that portion of each payment is not taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contracts are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

9.    OTHER INFORMATION

                       DISCOVERY CHOICE VARIABLE ANNUITY

      This contract is issued by Pruco Life, a subsidiary of the Prudential Insurance Company of America, and sold by registered representatives.

                       DISCOVERY CHOICE VARIABLE ANNUITY

      This contract is issued by Pruco Life, a subsidiary of the Prudential Insurance Company of America, and sold by registered representatives.


SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------
The purpose of this summary is to help you to understand the costs you will pay for Discovery Choice. This summary includes the expenses of the mutual funds used by the variable investment options but does not include any charge for premium taxes that might be applicable in your state.


FOR MORE DETAILED INFORMATION:
More detailed information can be found on page ___ under the section called, "What Are The Expenses Associated With The Discovery Choice Variable Annuity?" For more detailed expense information about the mutual funds, please refer to the individual fund prospectuses which you will find at the back of this prospectus.

TRANSACTION EXPENSES
--------------------------------------------------------------------------------

TRANSFER FEE (SEE NOTE 1 BELOW)
--------------------------------------------------------------------------------
           First 12 transfers per year                                  $  0.00
           Each transfer after 12                                       $ 10.00




ANNUAL CONTRACT FEE AND CONTRACT CHARGE UPON
FULL WITHDRAWAL (SEE NOTE 2 BELOW)
--------------------------------------------------------------------------------
                                                                        $ 30.00



ANNUAL ACCOUNT EXPENSES
--------------------------------------------------------------------------------
       AS A PERCENTAGE OF YOUR AVERAGE ACCOUNT VALUE.


BASIC DEATH BENEFIT OPTION
--------------------------------------------------------------------------------
           Insurance Charge:                                               1.35%



ENHANCED DEATH BENEFIT OPTION
--------------------------------------------------------------------------------
           Insurance Charge:                                               1.65%


NOTE 1: YOU WILL NOT BE CHARGED FOR TRANSFERS MADE IN CONNECTION WITH DOLLAR COST AVERAGING AND AUTO-REBALANCING.


NOTE 2: THIS FEE IS ASSESSED ANNUALLY AND AT THE TIME OF A FULL WITHDRAWAL PROVIDED THE VALUE OF YOUR CONTRACT IS LESS THAN $50,000.


NOTES FOR ANNUAL MUTUAL FUND EXPENSES (APPEARING ON PAGE ___):

THESE EXPENSES ARE BASED ON THE HISTORICAL FUND EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS INDICATED. FUND EXPENSES ARE NOT FIXED OR GUARANTEED BY THE DISCOVERY CHOICE CONTRACT AND MAY VARY FROM YEAR TO YEAR.

(1) THE PRUDENTIAL SERIES FUND: BECAUSE THIS IS THE FIRST YEAR OF OPERATION OF THE DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO AND THE 20/20 FOCUS PORTFOLIO, OTHER EXPENSES ARE ESTIMATED BASED ON MANAGEMENT'S PROJECTION OF NON-MANAGEMENT FEE EXPENSES.

(2) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AND T.ROWE PRICE FUNDS:
MANAGEMENT FEES INCLUDE ORDINARY EXPENSES OF OPERATING THE FUNDS.

(3) JANUS ASPEN SERIES: FEE REDUCTIONS REDUCE MANAGEMENT FEES TO THE LEVEL OF THE CORRESPONDING JANUS RETAIL FUND. JANUS HAS AGREED TO CONTINUE THE APPLICABLE WAIVERS AND FEE REDUCTIONS UNTIL AT LEAST THE NEXT ANNUAL RENEWAL OF THE ADVISORY AGREEMENT.

(4) TEMPLETON VARIABLE PRODUCTS SERIES FUND: FIGURES REFLECT EXPENSES FROM THE FUND'S INCEPTION ON MANY 1, 1998 AND ARE ANNUALIZED. THE INVESTMENT MANAGER AGREED IN ADVANCE TO LIMIT MANAGEMENT FEES AND MAKE CERTAIN PAYMENTS TO REDUCE THE FUND'S EXPENSES AS NECESSARY SO THAT TOTAL ACTUAL EXPENSES DID NOT EXCEED 1.25% OF THE FUND'S CLASS 2 NET ASSETS IN 1998. THE INVESTMENT MANAGER HAS AGREED TO CONTINUE THIS ARRANGEMENT IN 1998. THE FUND MAINTAINS A DISTRIBUTION OR "12B-1" PLAN FOR CLASS 2 WHICH IS INCLUDED IN OTHER EXPENSES AND IS DESCRIBED IN ITS PROSPECTUS.

(5) WARBURG PINCUS TRUST: ACTUAL FEES AND EXPENSES FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998 WERE 1.08% AND 0.32% FOR MANAGEMENT FEES AND OTHER EXPENSES, RESPECTIVELY. FEE WAIVERS AND EXPENSE REIMBURSEMENT OR CREDITS REDUCED FEES AND EXPENSES DURING 1998 BUT MAY BE DISCONTINUED AT ANY TIME.

                       DISCOVERY CHOICE VARIABLE ANNUITY

                          SUMMARY OF CONTRACT EXPENSES

ANNUAL MUTUAL FUND EXPENSES (after reimbursement, if any)
--------------------------------------------------------------------------------
      As a percentage of each Fund's average daily net assets:
--------------------------------------------------------------------------------


                                                             INVESTMENT                             TOTAL             TOTAL
                                                             MANAGEMENT           OTHER          CONTRACTUAL         ACTUAL
THE PRUDENTIAL SERIES FUND (1)                                  FEES            EXPENSES           EXPENSES         EXPENSES*

----------------------------------------------------------------------------------------------------------------------------
      Diversified Bond Portfolio                                0.40%             0.02%             0.42%             0.42%
      Diversified Conservative Growth Portfolio                 0.75%             0.20%             0.95%             0.95%
      Equity Income Portfolio                                   0.40%             0.02%             0.42%             0.42%
      Equity Portfolio                                          0.45%             0.02%             0.47%             0.47%
      Global Portfolio                                          0.75%             0.11%             0.86%             0.86%
      High Yield Bond Portfolio                                 0.55%             0.03%             0.58%             0.58%
      Money Market Portfolio                                    0.40%             0.01%             0.41%             0.41%
      Prudential Jennison Portfolio                             0.60%             0.03%             0.63%             0.63%
      Small Capitalization Stock Portfolio                      0.40%             0.07%             0.47%             0.47%
      Stock Index Portfolio                                     0.35%             0.02%             0.37%             0.37%
      20/20 Focus Portfolio                                     0.75%             0.20%             0.95%             0.95%


AIM VARIABLE INSURANCE FUNDS, INC
----------------------------------------------------------------------------------------------------------------------------
      AIM V.I. Growth and Income Fund                           0.61%             0.04%             0.65%             0.65%
      AIM V.I. Value Fund                                       0.61%             0.05%             0.66%             0.66%


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (2)
----------------------------------------------------------------------------------------------------------------------------
      American Century VP Value                                 1.00%             0.0%              1.00%             1.00%


JANUS ASPEN SERIES (3)
----------------------------------------------------------------------------------------------------------------------------
      Growth Portfolio                                          0.72%             0.03%             0.75%             0.68%
      International Growth Portfolio                            0.75%             0.20%             0.95%             0.86%


MFS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
      Emerging Growth Series                                    0.75%             0.10%             0.85%             0.85%
      Research Series                                           0.75%             0.11%             0.86%             0.86%


OCC ACCUMULATION TRUST
----------------------------------------------------------------------------------------------------------------------------
      Managed Portfolio                                         0.78%             0.04%             0.82%             0.82%
      Small Cap Portfolio                                       0.80%             0.08%             0.88%             0.88%


TEMPLETON VARIABLE PRODUCTS SERIES FUND (4)
----------------------------------------------------------------------------------------------------------------------------
      Franklin Small Cap Investments Fund - Class 2             0.75%             1.25%             2.00%             1.25%


T.ROWE PRICE (2)
----------------------------------------------------------------------------------------------------------------------------
      Equity Series - Equity Income Portfolio                   0.85%             0.00%             0.85%             0.85%
      International Series - International Stock Portfolio      1.05%             0.00%             1.05%             1.05%


WARBURG PINCUS TRUST (5)
----------------------------------------------------------------------------------------------------------------------------
      Post-Venture Capital Portfolio                            1.25%             0.45%             1.70%             1.40%

----------------------------------------------------------------------------------------------------------------------------

* REFLECTS FEE WAIVERS AND REIMBURSEMENT OF EXPENSES, IF ANY. SEE NOTES ON PAGE ___.

THE "EXPENSE EXAMPLES" ON THE FOLLOWING PAGES ARE CALCULATED USING THE TOTAL ACTUAL EXPENSES.

                       DISCOVERY CHOICE VARIABLE ANNUITY

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES WILL HELP YOU COMPARE THE FEES AND EXPENSES OF THE DIFFERENT VARIABLE INVESTMENT OPTIONS OFFERED BY DISCOVERY CHOICE. YOU CAN ALSO USE THE EXAMPLE TO COMPARE THE COST OF DISCOVERY CHOICE WITH OTHER VARIABLE ANNUITY CONTRACTS.

EXAMPLE 1:  BASIC DEATH BENEFIT OPTION

This example assumes that you:

o     Invest $10,000 in Discovery Choice;

o     Elect the BASIC Death Benefit Option;

o Allocate all of your assets to only one of the variable investment options;

o     That investment has a 5% return each year; and

o     The mutual fund's operating expenses remain the same each year.


EXAMPLE 2:  ENHANCED DEATH BENEFIT OPTION

This example assumes that you:

o     Invest $10,000 in Discovery Choice;

o     Elect the ENHANCED Death Benefit Option;

o Allocate all of your assets to only one of the variable investment options;

o     That investment has a 5% return each year; and

o     The mutual fund's operating expenses remain the same each year.

Because this contract has no withdrawal charges, your costs are not impacted by whether or not you choose to make withdrawals. Your actual costs may be higher or lower, but on the following page are examples of what your costs would be based on these assumptions.


NOTES FOR EXPENSE EXAMPLES:
--------------------------------------------------------------------------------
THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


IF YOUR CONTRACT VALUE IS LESS THAN $50,000, ON YOUR CONTRACT ANNIVERSARY (AND UPON A FULL WITHDRAWAL), WE DEDUCT THE LESSER OF $30.00 OR 2% OF THE CONTRACT VALUE. THE EXAMPLES USE AN AVERAGE NUMBER AS THE AMOUNT OF THE ANNUAL CONTRACT FEE. THIS AMOUNT WAS CALCULATED BY ESTIMATING THE CONTRACT FEES THAT WILL BE COLLECTED IN THE INITIAL YEARS OF THIS CONTRACT AND THEN DIVIDING THAT NUMBER BY THE TOTAL ASSETS ESTIMATED TO BE ALLOCATED TO THE VARIABLE INVESTMENT OPTIONS DURING THE SAME TIME PERIOD. BASED ON THESE ESTIMATES, THE ANNUAL CONTRACT FEE IS INCLUDED AS AN ANNUAL CHARGE OF 0.05% OF CONTRACT VALUE. YOUR ACTUAL FEES WILL VARY BASED ON THE AMOUNT OF YOUR CONTRACT AND YOUR SPECIFIC ALLOCATION(S).



PREMIUM TAXES ARE NOT REFLECTED IN THE EXAMPLES. OUR CHARGE FOR PREMIUM TAXES MAY APPLY DEPENDING ON THE STATE WHERE YOU LIVE.

                       DISCOVERY CHOICE VARIABLE ANNUITY


EXPENSE EXAMPLES 1 AND 2
------------------------------------------------------------------------------------------------------------------------------------
                                                     EXAMPLE 1:                                 EXAMPLE 2:
                                                       WITH THE BASIC DEATH BENEFIT               WITH THE ENHANCED DEATH BENEFIT
                                                     -------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND                             1 YR      3 YRS      5 YRS    10 YRS     1 YR      3 YRS      5 YRS    10 YRS
------------------------------------------------------------------------------------------------------------------------------------
      Diversified Bond Portfolio                       $185      $573       $ 985     $2137     $215      $664       $1139     $2452
      Diversified Conservative Growth Portfolio        $238      $733       $1255     $2686     $268      $823       $1405     $2983
      Equity Income Portfolio                          $185      $573       $ 985     $2137     $215      $664       $1139     $2452
      Equity Portfolio                                 $190      $588       $1011     $2190     $220      $679       $1164     $2503
      Global Portfolio                                 $229      $706       $1210     $2595     $259      $796       $1360     $2895
      High Yield Bond Portfolio                        $201      $621       $1068     $2306     $231      $712       $1220     $2615
      Money Market Portfolio                           $184      $569       $ 980     $2127     $214      $661       $1134     $2441
      Prudential Jennison Portfolio                    $206      $637       $1093     $2358     $236      $727       $1245     $2666
      Small Capitalization Stock Portfolio             $190      $588       $1011     $2190     $220      $679       $1164     $2503
      Stock Index Portfolio                            $180      $557       $ 959     $2084     $210      $649       $1114     $2400
      20/20 Focus Portfolio                            $238      $733       $1255     $2686     $268      $823       $1405     $2983


AIM VARIABLE INSURANCE FUNDS INC.
------------------------------------------------------------------------------------------------------------------------------------
      AIM V.I. Growth and Income Fund                  $208      $643       $1103     $2379     $238      $733       $1255     $2686
      AIM V.I. Value Fund                              $209      $646       $1108     $2390     $239      $736       $1260     $2696


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
      American Century VP Value                        $243      $748       $1280     $2736     $273      $838       $1430     $3032


JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------------
      Growth Portfolio                                 $211      $652       $1119     $2410     $241      $742       $1270     $2716
      International Growth Portfolio                   $229      $706       $1210     $2595     $259      $796       $1360     $2895


MFS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
      Emerging Growth Series                           $228      $703       $1205     $2585     $258      $793       $1355     $2885
      Research Series                                  $229      $706       $1210     $2595     $259      $796       $1360     $2895


OCC ACCUMULATION TRUST
------------------------------------------------------------------------------------------------------------------------------------
      Managed Portfolio                                $225      $694       $1190     $2554     $255      $785       $1340     $2856
      Small Cap Portfolio                              $231      $712       $1220     $2615     $261      $802       $1370     $2915


TEMPLETON VARIABLE PRODUCTS SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
      Franklin Small Cap Investments Fund - Class 2    $268      $823       $1405     $2983     $298      $913       $1552     $3271


T. ROWE PRICE
------------------------------------------------------------------------------------------------------------------------------------
      Equity Series - Equity Income Portfolio          $228      $703       $1205     $2585     $258      $793       $1355     $2885
      International Series - Int'l Stock Portfolio     $248      $764       $1306     $2786     $278      $853       $1454     $3080


WARBURG PINCUS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Post-Venture Capital Portfolio                         $283      $868       $1479     $3128     $313      $957       $1625     $3411


THESE EXAMPLES DO NOT SHOW PAST OR FUTURE EXPENSES. ACTUAL EXPENSES FOR A PARTICULAR YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

                       DISCOVERY CHOICE VARIABLE ANNUITY

1.    WHAT IS THE DISCOVERY CHOICE VARIABLE ANNUITY?

      The Discovery Choice Variable Annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, We or Us).

      Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the second contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

      This annuity contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

      Discovery Choice is a variable annuity contract. This means that during the accumulation phase, you can allocate your assets among 24 variable investment options. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the mutual fund associated with that variable investment option. Because the mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.


      As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person who receives the annuity payments when the income phase begins. The annuitant is also the person whose life is used to determine how much and how long these payments will continue. On and after the annuity date, the annuitant is the owner and may not be changed.

      The beneficiary is the person(s) or entity designated to receive any death benefit if the owner(s) dies during the accumulation phase. You may change the beneficiary any time prior to the annuity date by making a written request to us. Your request becomes effective when we approve it. The beneficiary becomes the owner when a death benefit is payable.


      SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

      If you change your mind about owning Discovery Choice, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable law:

o     Your full purchase payment; or

o The amount your contract is worth as of the day we receive your request. This amount may be more or less than your original payment.

                       DISCOVERY CHOICE VARIABLE ANNUITY

2.    WHAT INVESTMENT OPTIONS CAN I CHOOSE?

      The contract gives you the choice of allocating your purchase payments to any one or more of 24 variable investment options. The 24 variable investment options invest in mutual funds managed by leading investment advisors. Each of these mutual funds has a separate prospectus that is provided with this prospectus. YOU SHOULD READ THE MUTUAL FUND PROSPECTUS BEFORE YOU DECIDE TO ALLOCATE YOUR ASSETS TO THE VARIABLE INVESTMENT OPTION USING THAT FUND.

      VARIABLE INVESTMENT OPTIONS

      Listed below are the mutual funds in which the variable investment options invest. Each variable investment option has a different investment objective.

THE PRUDENTIAL SERIES FUND, INC.
            o     Diversified Bond Portfolio
            o     Diversified Conservative Growth Portfolio
            o     Equity Income Portfolio
            o     Equity Portfolio
            o     Global Portfolio
            o     High Yield Bond Portfolio
            o     Money Market Portfolio
            o     Prudential Jennison Portfolio (domestic equity)
            o     Small Capitalization Stock Portfolio
            o     Stock Index Portfolio
            o     20/20 Focus Portfolio

      The Prudential Series Fund, Inc. is managed by Prudential through another company it owns called The Prudential Investment Corporation. The Prudential Investment Corporation manages each of the portfolios of the Prudential Series Fund except the Prudential Jennison Portfolio and the Diversified Conservative Growth Portfolio. For the Jennison Portfolio, Prudential Investment Corporation oversees another company owned by Prudential called Jennison Associates Capital Corp. that provides the day to day investment advisory services. For the Diversified Conservative Growth Portfolio, Prudential Investment Corporation oversees The Dreyfus Corporation and Pacific Investment Management Company, which provide the day to day investment advisory services.

      AIM VARIABLE INSURANCE FUNDS, INC.
            o     AIM V.I. Growth and Income Fund
            o     AIM V.I. Value Fund

      AIM Advisors, Inc. serves as investment adviser to both of these funds.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

            o     American Century VP Value

      American Century Investment Management, Inc. is the investment adviser for American Century VP Value.

                       DISCOVERY CHOICE VARIABLE ANNUITY

JANUS ASPEN SERIES
            o     Growth Portfolio
            o     International Growth Portfolio

      Janus Capital Corporation serves as investment adviser to the Growth Portfolio and the International Growth Portfolio.

MFS VARIABLE INSURANCE TRUST
            o     Emerging Growth Series
            o     Research Series (long-term growth and future income)

      Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to the Emerging Growth Series and the Research Series.

OCC ACCUMULATION TRUST
            o     Managed Portfolio (equity)
            o     Small Cap Portfolio

      OpCap Advisors is the investment adviser to the Managed Portfolio and the Small Cap Portfolio.

T. ROWE PRICE
            o     T. Rowe Price Equity Series, Inc., Equity Income Portfolio
            o T. Rowe Price International Series, Inc., International Stock Portfolio

T. Rowe Price Associates, Inc. is the investment manager for the Equity Income Portfolio and Rowe Price-Fleming International, Inc. is the investment manager for the International Stock Portfolio.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
            o     Franklin Small Cap Investments Fund--Class 2

Franklin Advisers, Inc. is the investment manager for this portfolio of the Templeton Variable Products Series Fund.

WARBURG PINCUS TRUST
            o     Post-Venture Capital Portfolio

Warburg Pincus Counselors, Inc. serves as investment adviser and Abbott Capital Management, L.P. serves as sub-investment adviser for that portion of the Post-Venture Capital Portfolio allocated to private limited partnerships or other investment funds.

Except for the Prudential Series Fund Inc., we are paid by each fund or an affiliate of each fund for administrative and other services that we provide. The amount we receive is based on an annual percentage of the average assets of Discovery Choice invested in that fund.

TRANSFERS AMONG OPTIONS

You can transfer money among the variable investment options. Your transfer request may be made by telephone or in writing to the Prudential Annuity Service Center. Only two transfers per month may be made by telephone. After that, all transfer requests must be in writing with an original signature. We have procedures in place to confirm that instructions received by telephone are genuine. We will not be liable for following telephone instructions that we

                       DISCOVERY CHOICE VARIABLE ANNUITY

reasonably believe to be genuine. Your transfer request will take effect at the end of the business day on which it was received. Our business day closes, usually at 4:15 p.m. Eastern time.

During the contract accumulation phase, you can make 12 transfers each contract year, among the investment options, without charge. If you make more than 12 transfers in one contract year, you may be charged up to $30 for each additional transfer. Currently we charge only $10 for additional transfers. (Dollar Cost Averaging and Auto-Rebalancing transfers are always free, and do not count toward the 12 free transfers per year.)

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature allows you to systematically transfer either a fixed dollar amount or a percentage out of the Money Market Portfolio and into any other variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. You can have these automatic transfers made from the DCA account monthly, quarterly, semiannually or annually. By allocating amounts on a regular schedule instead of allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

Each transfer from your DCA account must be at least $100. Transfers will be made automatically on the schedule you elect until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. If your DCA account balance drops below $100, the entire remaining balance of the account will be transferred on the next transfer date. You can allocate subsequent purchase payments to re-open the DCA account at any time.

Your transfers will be made on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

Any transfers you make because of Dollar Cost Averaging are not counted toward the 12 free transfers you are allowed each contract year. This feature is available only during the contract accumulation phase.

ASSET ALLOCATION PROGRAM

We recognize the value of having advice when deciding on the allocation of your money. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service and you are not obligated to participate or to invest according to program recommendations.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your

                       DISCOVERY CHOICE VARIABLE ANNUITY

assets to return to your original allocation or to change allocations by selecting the Auto-Rebalancing feature. The DCA account cannot participate in this feature.

Your rebalancing will be done monthly, quarterly, semiannually or annually based on your choice. The rebalancing will be done on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase.

VOTING RIGHTS

We are the legal owner of the shares in the mutual funds available as variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contractowners. We will mail you a proxy which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. Fund shares for which we do not receive instructions on, that we own on your behalf, are voted in the same proportion as shares for which instructions are received from contractowners. We may change the way your voting instructions are calculated if it is required by federal regulation.

SUBSTITUTION

We may substitute one or more of the mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would do this only if events such as investment policy changes or tax law changes make the mutual fund unsuitable. We would not do this without the approval of the Securities and Exchange Commission and necessary state insurance department approvals. You will be given specific notice in advance of any substitution we intend to make.


3.    WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
      (ANNUITIZATION)

PAYMENT PROVISIONS


The annuitant can begin receiving annuity payments any time after the second contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary that coincides with or follows the annuitant's 90th birthday (unless we agree to another date).

You may choose among the income plans described below at any time before the annuity date. These plans are called annuity options or settlement options. During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If you have not selected an annuity option by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, YOU CANNOT CHANGE THE ANNUITY OPTION.

                       DISCOVERY CHOICE VARIABLE ANNUITY

OPTION 1.  ANNUITY PAYMENTS FOR A FIXED PERIOD


Under this option, we will make equal payments for a period you choose, up to 25 years. The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period. A lump sum payment will be made to the beneficiary if the beneficiary so chooses. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate used will always be at least 3% a year.

OPTION 2.  LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments to the annuitant monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary the present value of the remaining annuity payments in one lump sum unless the annuitant has specifically instructed that the remaining monthly annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate used will always be at least 3% a year.


If you have not selected an annuity option by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law.

OPTION 3.  INTEREST PAYMENT OPTION

Under this option, you can choose to have us hold all or a portion of your contract value in order to accumulate interest. You can receive interest payments on a monthly, quarterly, semiannual, or annual basis or you can allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year.


This option is not available if your contract is held in an IRA.


OPTION 4.  OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time you choose to receive your annuity payments, we may make available to you any of the fixed annuity options that are offered at your annuity date.


4.    WHAT IS THE DEATH BENEFIT?

The death benefit feature protects the value of the contract for the beneficiary.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner or last survivor, if joint owners, dies.

                       DISCOVERY CHOICE VARIABLE ANNUITY

CALCULATION OF THE DEATH BENEFIT

The death benefit to which your beneficiary is entitled depends on whether you elected the basic death benefit or the enhanced death benefit.

BASIC DEATH BENEFIT:


If the sole or last survivor of the owner or joint owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation ("due proof of death"), your beneficiary will receive the greater of the following:


1.    the contract value as of the date we receive due proof of death; or

2. the total of all purchase payments made, proportionally reduced by the effect of withdrawals.

ENHANCED DEATH BENEFIT:

If the sole or last survivor of the owner or joint owner dies during the accumulation period and prior to age 80, after we receive due proof of death, your beneficiary will receive the greater of the following:


1.    the contract value as of the date we receive due proof of death; or


2. the guaranteed minimum death benefit (GMDB). The GMDB is calculated daily and is equal to the greater of:

      (a) the total purchase payments compounded daily at an effective annual interest rate of 5%, subject to a 200% cap. This is called the roll-up value. Both the roll-up value and the cap are proportionally reduced by the effect of withdrawals. Once the cap is reached, the roll-up value will be increased by subsequent purchase payments and proportionally reduced by the effect of withdrawals; and

      (b) the highest value of the contract on any contract anniversary. This is called the step-up value. Before the first contract anniversary, the step-up value is the initial purchase payment increased by subsequent purchase payments and proportionally reduced by the effect of withdrawals. Between anniversaries, the step-up is increased only by purchase payments and proportionally reduced by the effect of withdrawals.

After the contract anniversary on or next following the 80th birthday of the sole or older of the owner or joint owner, the beneficiary will receive a death benefit equal to the greater of:


      (a)   the contract value as of the date we receive due proof of death; or


      (b) the GMDB as of the contract anniversary on or next following the sole or older of the owner or joint owner's 80th birthday increased by subsequent purchase payments since such contract anniversary and proportionally reduced by the effect of withdrawals since such contract anniversary.

Here is an example of a proportional reduction:

If an owner withdrew 50% of a contract valued at $100,000 and if the step-up value at that time was $80,000, the new step-up value following the withdrawal would be $40,000, or 50% of what it had been prior to the withdrawal.

                       DISCOVERY CHOICE VARIABLE ANNUITY

5. HOW CAN I PURCHASE A DISCOVERY CHOICE CONTRACT?

PURCHASE PAYMENTS


A purchase payment is the amount of money you give us to purchase the contract. The minimum purchase payment is $10,000. With some restrictions, you can make additional purchase payments of at least $1,000 or more at any time during the accumulation phase. However, no purchase payments may be made on or after the 85th birthday of:


      o     the owner;
      o     joint owners;
      o     the annuitant.

We have established an aggregate maximum purchase payment limit of $2 million, and we limit the maximum total purchase payments per contract in any contract year, other than the first, to $2 million. Depending on the applicable state, other limits may apply.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment among the variable investment options based on the percentages you choose. The percentage of your allocation to a specific investment option can range in whole percentages from 1% to 100%. If you make additional purchase payments, they will be allocated in the same way as your initial allocation unless you tell us otherwise. You may submit an allocation change request at any time. Contact the Annuity Service Center for details. We will credit these purchase payments to your contract as of the end of the business day on which the payment is received. Our business day closes when the New York Stock Exchange does, usually at 4:15 p.m. Eastern time.


CALCULATING CONTRACT VALUE


The value of your contract will go up or down depending on the investment performance of the variable investment option(s) you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.


Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

      1. adding up the total amount of money allocated to a specific investment option;


      2. subtracting from that amount insurance charges and any other applicable charges such as for taxes; and


      3. dividing this amount by the number of outstanding accumulation units.


When you make a purchase payment, we credit your contract with accumulation units of the subaccount or subaccounts selected. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

                       DISCOVERY CHOICE VARIABLE ANNUITY

  We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

                       DISCOVERY CHOICE VARIABLE ANNUITY

6.    WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY CHOICE CONTRACT?

There are charges and other expenses associated with the contract that reduce the return on your investment. These charges and expenses are described below.

INSURANCE CHARGES

Each day, we make a deduction for the insurance charge. The insurance charge covers our expenses for mortality and expense risk, administration, marketing and distribution. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. The expense risk portion of the charge is for assuming that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge is for the expenses associated with the administration of the contract. This would include preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees and systems costs.


The insurance charge is equal, on an annual basis, to 1.35% (Basic Death Benefit) or 1.65% (Enhanced Death Benefit) of the daily value of the contract after expenses have been deducted.


If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. The insurance risk charge for your contract cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts.

ANNUAL CONTRACT FEE


Each contract year during the accumulation phase, if your contract value is less than $50,000, we will deduct the lesser of $30 or 2% of your contract value, for administrative expenses. (This fee may differ in certain states). While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the contract value at which we waive this fee. The charge will be deducted proportionately from each of the contract's variable investment options. This charge will also be deducted when you surrender your contract if your contract value is less than $50,000.


PREMIUM TAXES


Some states and/or municipalities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract to pay them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is our current practice not to deduct a charge for these taxes until annuity payments begin. In the few states that impose a tax, the current rates range up to 5%. If, in the future, we are charged for additional taxes that are based on purchase payments, that charge may be passed on to contractowners.

                       DISCOVERY CHOICE VARIABLE ANNUITY

TRANSFER FEE

You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $10 for each additional transfer. The transfer fee will be deducted proportionately from all the affected investment options.

COMPANY TAXES

We will pay the taxes on the earnings of the separate account. We are not currently charging the separate account for taxes. We will periodically review the issue of charging the separate account for these taxes and may impose a charge in the future.

7.    HOW CAN I ACCESS MY MONEY?

You can access your money by:
o     Making a withdrawal (either partial or complete); or
o     Electing to receive annuity payments during the income phase.


YOU CAN MAKE WITHDRAWALS ONLY DURING THE ACCUMULATION PHASE (UNLESS THE PAYMENT OPTION THAT YOU CHOOSE PROVIDES FOR WITHDRAWALS).


When you make a complete withdrawal, you will receive the value of your contract on the day you made the withdrawal. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

Unless you tell us otherwise, any partial withdrawal will be made proportionately from all of the affected variable investment options you have selected. The minimum amount which may be withdrawn is $250. If, after a withdrawal, your contract value is less than $2,000, we have the right to choose to end your contract.


We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS.

AUTOMATED WITHDRAWALS

We offer an Automated Withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. The minimum automated withdrawal amount you can make is $100.

INCOME TAXES AND A 10% PENALTY TAX ON EARNINGS MAY APPLY TO AUTOMATED WITHDRAWALS AS WELL AS ANY OTHER WITHDRAWALS MADE FROM YOUR CONTRACT.

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                       DISCOVERY CHOICE VARIABLE ANNUITY

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

o The New York Stock Exchange is closed (other than customary weekend and holiday closings);

o     Trading on the New York Stock Exchange is restricted;

o An emergency exists during which sales and redemptions of shares of the mutual funds are not reasonable or we cannot reasonably value the accumulation units; or

o The Securities and Exchange Commission, by order, so permits suspension or postponement of payments for the protection of owners.


8.    WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY CHOICE
      CONTRACT?

The tax considerations associated with the Discovery Choice contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. A qualified tax adviser should be consulted for complete information and advice.

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

CONTRACTS OWNED BY INDIVIDUALS
(NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT PLANS)

TAXES PAYABLE BY YOU

Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn.


If you assign all or part of your contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if you elect the interest payment option, that election will be treated, for tax purposes, as surrendering your contract.

                       DISCOVERY CHOICE VARIABLE ANNUITY

If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on the gain in the contract. This rule does not apply if you transfer the contract to your spouse or you are incident to divorce.

It is the company's position that the enhanced death benefit option is an integral part of the annuity contract and accordingly that the charges made against the annuity contract's cash value for should not be treated as distributions subject to income tax. It is possible, however, that the Internal Revenue Service could take the position that such charges should be treated as distributions.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction is allowed for the unrecovered amount.

PENALTY TAXES ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10 % penalty tax. Amounts are not subject to this penalty tax if:

o     the amount is paid on or after you reach age 59 1/2 or die;

o     the amount received is attributable to your becoming disabled;

o the amount paid or received is in the form of level annuity payments not less frequently than annually under a lifetime annuity;


TAXES PAYABLE BY BENEFICIARIES

Generally, the same tax rules apply to amounts received by your beneficiary as those set forth above with respect to you. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

WITHHOLDING OF TAX FROM DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. These elections must be made on the appropriate Pruco Life forms.

                       DISCOVERY CHOICE VARIABLE ANNUITY

ANNUITY QUALIFICATION

DIVERSIFICATION AND INVESTOR CONTROL

In order to qualify for the tax rules applicable to annuity contracts described above, the contract must be an annuity contract for tax purposes. This means that the assets underlying the annuity contract must be diversified, according to certain rules. It also means that Pruco Life, and not you as the contract-owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. We believe these rules, which are further discussed in the Statement of Additional Information, will be met.

REQUIRED DISTRIBUTIONS UPON YOUR DEATH

Upon your death (or the death of a joint owner, if earlier), certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by your designated beneficiary and if annuity payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom ownership of the contract passes by reason of death, and must be a natural person.

If any portion of the contract is payable to (or for the benefit of) your surviving spouse, such portion of the contract may be continued with your spouse as the owner.

CHANGES IN THE CONTRACT

We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contractowners and you will be given notice to the extent feasible under the circumstances.


ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:
      o The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.
      o Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.
      o     You are a nonresident alien.
      o You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.
      o     You wish additional information on withholding taxes.


CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.

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                       DISCOVERY CHOICE VARIABLE ANNUITY

Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities ("IRAs") which are subject to Sections 408(a), 408(b) and 408A of the Code. At some future time we may allow the contract to be purchased in connection with other retirement arrangements which are also entitled to favorable federal income tax treatment ("tax favored plans"). These other tax favored plans include:

Simplified employee pension plans ("SEPs") under Section 408(k) of the Code; Saving incentive match plans for employees-IRAs ("SIMPLE-IRAs") under Section 408(p) of the Code; and Tax-deferred annuities ("TDAs") under Section 403(b) of the Code. This description assumes that (i) we will be offering this to both IRA and non-IRA tax favored plans, and (ii) you have satisfied the requirements for eligibility for these products.

Types of Tax Favored Plans

IRAS


If you buy a contract for use as an IRA, we will provide you a copy of the prospectus, contract and a brochure containing information about eligibility, contribution limits, tax particulars and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount credited under the contract, calculated as of the date that we receive this cancellation notice, if greater).


Contributions Limits/Rollovers: Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution you may make to an IRA (which is generally $2,000/year). The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not be able subsequently to "roll over" the contract funds into another
Section 401(a) plan or TDA (although you may be able to transfer the funds to another IRA).

Required Provisions: Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

o You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

o     Your rights as owner are non-forfeitable;

o     You cannot sell, assign or pledge the contract, other than to Pruco Life;

o The annual premium you pay cannot be greater than $2,000 (which does not include any rollover amounts);

                       DISCOVERY CHOICE VARIABLE ANNUITY

o The date on which annuity payments must begin cannot be later than the April 1st of the calendar year after the calendar year you turn age 70 1/2; and

o Death and annuity payments must meet "minimum distribution requirements" (described below).

Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

o     A 10% "early distribution penalty" (described below);

o Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

o     Failure to take a minimum distribution (also generally described below).

SEPS
SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:


o If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
      (a) $30,000 or (b) 15% of the employee's earned income (not including the employer contribution amount as "earned income" for these purposes);


o SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

o Some SEPs for small employers permit salary deferrals (up to $10,000 in 1999) with the employer making these contributions to the SEP. However, no new "salary reduction" or "SAR-SEPs" can be established after 1996.

You will also be provided the same information, and have the same "free look" period, as you would have if you were purchasing the contract for a standard IRA.

SIMPLE-IRAS

SIMPLE-IRAs are another variation on the standard IRA, available to small employers (under 100 employees, on a "controlled group" basis) that do not offer other tax favored plans. SIMPLE-IRAs are also subject to the same basic IRA requirements with the following exceptions:


o Participants in a SIMPLE-IRA may contribute up to $6,000 (in 1999, indexed), as opposed to the usual $2,000 limit, and employer contributions may also be provided as either a match (up to 3% of your compensation); and


o     SIMPLE -IRAs are not subject to the SEP nondiscrimination rules.

                       DISCOVERY CHOICE VARIABLE ANNUITY

ROTH IRAS

Congress amended the Code in 1997 to add a new Section 408A, creating the "Roth IRA" as a new type of individual retirement plan. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

o     Contributions to a Roth IRA cannot be deducted from your gross income;

o "Qualified distributions" (generally, held for 5 years and payable on account of death, disability, attainment of age 59 1/2, or first time-homebuyer) from Roth IRAs are excludable from your gross income; and

o If eligible, you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA (generally, $2,000 less any contributions to a traditional IRA), you may purchase a contract as a Roth IRA only in connection with a "rollover" or "conversion" of the proceeds of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA, or Roth IRA. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law.


TDAS

You may own a TDA generally if you are either an employer or employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as the employee's rights to the annuity are nonforfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $10,000 (1999, indexed). Further, you may roll over TDA amounts to another TDA or an IRA.


A contract may only qualify as a TDA if distributions (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:

o     Your attainment of age 59 1/2;

o     Your severance of employment;

o     Your death;

o     Your total and permanent disability; or

o Hardship (under limited circumstances, and only related to salary deferrals and any earnings attributable to these amounts).

In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70 1/2 or retire, whichever is later.

                       DISCOVERY CHOICE VARIABLE ANNUITY

These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct transfer" of your interest in the contract to another TDA or to a mutual fund "custodial account" described under Code Section 403(b)(7).

Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.

ADDITIONAL TAX FEATURES FOR TAX FAVORED PLANS

MINIMUM DISTRIBUTION OPTION

If you hold the contract under an IRA or other tax favored plan, you can satisfy the IRS minimum distribution requirements described above (generally, distribution after age 70 1/2) under the contract without either annuitizing or "cash surrendering" a portion of the contract. You, as owner of the contract, can select either a "calculation" or "recalculation" method to determine the minimum distribution. We will send you a check for the minimum distribution amount, less any other partial withdrawals that you made during the year. More information on the mechanics of this calculation is available on request.

PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% penalty tax to the taxable part of distributions received from an IRA, SEP, SIMPLE-IRA (which may increase to 25%), Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. There are only limited exceptions to this tax, and you should consult your tax adviser for further details.

WITHHOLDING

The Code requires a mandatory 20% federal income tax withholding for certain distributions from a TDA or qualified retirement plan, unless the distribution is an eligible rollover contribution that is "directly" rolled into another qualified plan, IRA (including the IRA variations described above) or TDA. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

o For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and

o     For all other distributions, you will be withheld at a 10% rate.

We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevents a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA

                       DISCOVERY CHOICE VARIABLE ANNUITY

would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "What Are the Expenses Associated with the Discovery Choice Contract" starting on page ___.

Information about sales representatives and commissions may be found under "Other Information" and "Sale and Distribution of the Contract on page ____."

In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

9.    OTHER INFORMATION

PRUCO LIFE INSURANCE COMPANY

Pruco Life Insurance Company is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York and therefore is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to do business. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the State of New Jersey.



Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.

The plan of reorganization, which hasn't been developed and approved, would provide the criteria for determining eligibility and the methodology for allocating shares or other consideration to those who would be eligible. Generally, the amount of shares or other consideration eligible customers would receive would be based on a number of factors, including the types, amounts and issue years of their policies. As a general rule, owners of Prudential-issued insurance policies and annuity contracts would be eligible, while mutual fund customers and customers of the Company's subsidiaries, such as the Pruco Life insurance companies, would not be. It has not yet been determined whether any exceptions to that general rule will be made with respect to policyholders and contract owners of Prudential's subsidiaries.



THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as a unit

                       DISCOVERY CHOICE VARIABLE ANNUITY


investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited financial statements, are provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC ("PIMS"), 751 Broad Street, Newark, New Jersey 07102-3777, acts as the distributor of the contracts. PIMS is a wholly-owned subsidiary of Prudential and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Commissions for the sales of contracts are paid to Prudential representatives and to other independent broker-dealers who sell the contracts. Registered representatives of independent broker-dealers may be paid on a different basis than those affiliated with PIMS. The maximum commission that will be paid to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not be more than 1.25% of the purchase payment.

ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. AN ASSIGNMENT, LIKE ANY OTHER CHANGE IN OWNERSHIP, MAY TRIGGER A TAXABLE EVENT.

If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

YEAR 2000 COMPLIANCE


THE YEAR 2000 ISSUE

The Year 2000 issue is best understood as a computer hardware and software problem involving the way dates are stored and processed in computer systems. The services provided to you as a purchaser of Discovery Choice depend on the smooth functioning of these computer systems. Many computer systems in use today are programmed to recognize only the last two digits of a date as the year. As a result, any systems using this kind of programming can not distinguish a date using "00" and may treat it as 1900 instead of 2000. This problem may impact computer systems that store business information, but it could also affect other equipment used in our business such as telephones, fax machines and elevators. If this problem is not corrected, the "Year 2000" issue could affect the accuracy and integrity of business records. Prudential's regular business operations could be interrupted as well as those of other companies that deal with us.

In addition, the operations of the mutual funds associated with the Discovery Choice contract could experience problems resulting from the Year 2000 issue. Please refer to the mutual fund prospectus for information regarding their approach to Year 2000 concerns.

To address this potential problem Prudential has organized its Year 2000 efforts around the following three areas:

o Business Applications - Computer programs directly used to support our business.


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                       DISCOVERY CHOICE VARIABLE ANNUITY



o Infrastructure - Computers and other business equipment such as telephones and fax machines.

o     Business Partners - Year 2000 readiness of essential business partners.

Business Applications. The business applications component includes a wide range of computer programs that directly support Prudential's business operations including applications used for insurance product administration, securities trading, personnel record keeping and general accounting systems. All business applications have been analyzed to determine whether each computer program with a Year 2000 problem should be retired, replaced or renovated. Renovation, replacement, and retirement of business applications are now substantially complete. Newly developed or purchased programs are being tested prior to their use.

Infrastructure. As with business applications, we have established a specific methodology and process for addressing infrastructure issues. The infrastructure effort includes mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment and systems, buildings and facilities systems, personal computers and vendor hardware and software. With the exception of personal computers, which are scheduled for completion in the third quarter of 1999, infrastructure systems are substantially complete.

Business Partners. - Early in the Year 2000 program, Prudential recognized the importance of determining the Year 2000 readiness of external business relationships, especially those that involve electronic data transfer services and products that impact our essential business processes. We first classified each business partner as a "priority" or "non-priority" to our business and then began to develop risk assessment and contingency plans to address the possibility that a business partner could experience a Year 2000 failure. All priority and non-priority business partner relationships have been assessed and contingency planning is complete. We will continue to assess our risk, review and update our contingency planning and assess any new business partners until 2000 in an effort to minimize risk.

Prudential believes that its Year 2000 project is substantially on schedule. A small number of the projects may not meet their targeted completion date but we expect that these projects will be completed by September, 1999. Should there be any delays, they will not significantly impact the timing of the project as a whole.

THE COST OF YEAR 2000 READINESS

Prudential is funding the Year 2000 program from internal operating budgets, and estimates that its total costs to address the Year 2000 issue will be approximately $232 million. Because these expenses were part of the operating budget, they do not impact the management of the Discovery Choice. During the course of the Year 2000 program, some optional computer projects have been delayed, but these delays have not had any material effect on Discovery Choice.

YEAR 2000 RISKS AND CONTINGENCY PLANNING

Prudential believes that it is well positioned to lessen the impact of the Year 2000 problem. However, given the nature of this issue, we cannot be 100% certain of Year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of

                       DISCOVERY CHOICE VARIABLE ANNUITY


Year 2000 failures may have a material adverse effect on the results of Prudential's operations, liquidity or financial condition. In the worst case, it is possible that a Year 2000 technology failure, whether internal or external, could have a material impact on Prudential's results of operations, liquidity, or financial position. If Prudential is unable to achieve Year 2000 compliance on a timely basis, we may have difficulty in responding to your incoming phone calls, calculating your unit values or processing withdrawals and purchase payment. It is also possible that the mutual funds associated with Discovery Choice will be unable to value their securities, in turn creating difficulties in purchasing or selling shares of the mutual fund and calculating corresponding unit asset values. The objective of Prudential's Year 2000 program is to reduce these risks as much as possible.

Most of the operations of Discovery Choice involve such a large number of individual transactions that they can only be handled with the help of computers. As a result, our current contingency plans include responses to the failure of specific business applications or infrastructure components. Prudential will continue to review and update its contingency plans until 2000 in an effort to reduce the level of uncertainty about the effect of the Year 2000 issue and further minimize risk. Prudential believes that with the completion of its Year 2000 program as scheduled, the possibility of significant interruptions of normal operations will be reduced.

FINANCIAL STATEMENTS

The financial statements of the separate account associated with Discovery Choice are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

CONTENTS:

       Company
       Experts
       Litigation
       Legal Opinions
       Principal Underwriter
       Determination of Accumulation Unit Values
       Performance Information
       Comparative Performance Information
       Federal Tax Status
       Financial Information



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                       DISCOVERY CHOICE VARIABLE ANNUITY



                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 1999
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS


The Discovery Choice Annuity Contract (the "contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $1,000 or more.


This statement of additional information is not a prospectus and should be read in conjunction with the Discovery Choice prospectus, dated __________, 1999. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 14215, New Brunswick, New Jersey 08906, or by telephoning (888) PRU-2888.



                                TABLE OF CONTENTS
                                                                           PAGE
                                                                           ----


COMPANY.....................................................................2
EXPERTS.....................................................................2
LITIGATION..................................................................2
LEGAL OPINIONS..............................................................2
PRINCIPAL UNDERWRITER.......................................................2
DETERMINATION OF SUBACCOUNT UNIT VALUES.....................................2
PERFORMANCE INFORMATION.....................................................3
COMPARATIVE PERFORMANCE INFORMATION.........................................5
FEDERAL TAX STATUS..........................................................8
FINANCIAL STATEMENTS .......................................................8
ADDITIONAL FINANCIAL INFORMATION............................................A1






PRUCO LIFE INSURANCE COMPANY                  PRUDENTIAL ANNUITY SERVICE CENTER
    213 WASHINGTON STREET                              P.O. BOX 14215
NEWARK, NEW JERSEY 07102-2992                  NEW BRUNSWICK, NEW JERSEY 08906
                                                  TELEPHONE: (888) PRU-2888




                                    SAI-1

                       DISCOVERY CHOICE VARIABLE ANNUITY


                                     COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company founded in 1875 under the laws of the State of New Jersey.


                                     EXPERTS


The financial statements of the Pruco Life Flexible Premium Variable Annuity Account as of December 31, 1998 and for each of the two years in the period then ended and the consolidated financial statements of Pruco Life and its subsidiaries as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York, 10036.


                                   LITIGATION

Several actions have been brought against Pruco Life alleging that Pruco Life and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life for losses, if any resulting from such litigation. No other significant litigation is being brought against Pruco Life that would have a material effect on its financial position.


                                 LEGAL OPINIONS

Shea & Gardner of Washington, D.C., has provided advice on certain matters relating to the federal securities laws in connection with the contracts.


                              PRINCIPAL UNDERWRITER

Prudential Investment Management Services LLC ("PIMS"),a subsidiary of Prudential offers the contracts on a continuous basis in those states in which contracts may be lawfully sold. It may also offer the contract through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contractholder. Typically, a trail commission is a compensation that is paid periodically to a representative, the amount of which is linked to the value of the contract and the amount of time that the contract has been in effect.


                    DETERMINATION OF ACCUMULATION UNIT VALUES


The value for each accumulation unit is computed as of the end of each "valuation period" (also referred to in this section as "business day"). On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.35% or 1.65% (depending on death benefit option elected) annual charge for administrative expenses and mortality and expense risks. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY CHOICE VARIABLE ANNUITY and CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other Fund but not yet paid.



                                     SAI-2

                       DISCOVERY CHOICE VARIABLE ANNUITY


                             PERFORMANCE INFORMATION



The tables that follow provide performance information for each subaccount through June 30, 1999. The performance information is based on historical experience and does not indicate or represent future performance.



AVERAGE ANNUAL TOTAL RETURN

Although DISCOVERY CHOICE Annuity is a new contract it uses subaccounts that have been registered with the Securities Exchange Commission for sometime. The returns shown below were calculated using historical investment returns of the Funds. All fees, expenses and charges associated with the DISCOVERY CHOICE Annuity and the Funds have been reflected in these returns, as if the contract had existed from the initial registration date of the respective subaccounts.

The tables below show the average annual rates of total return on hypothetical investments of $1,000 for periods ended June 30, 1999 in each subaccount other than the Money Market Subaccount. These figures reflect all applicable charges. Table 1 shows the performance assuming that the Basic Death Benefit was elected. Table 2 shows the performance assuming that the Enhanced Death Benefit was elected.


                                               TABLE 1
                           AVERAGE ANNUAL TOTAL RETURN--BASIC DEATH BENEFIT

                                                                                         FIVE               TEN         FROM SEC
                                                       SEC             ONE YEAR          YEARS             YEARS       REGISTRATION
       FUND                                         REGISTRATION        ENDED            ENDED             ENDED         THROUGH
     PORTFOLIO                                        DATE              6/30/99         6/30/99           6/30/99        6/30/99
     ---------                                      -----------        --------         --------          --------       --------
The Prudential Series Fund
     Diversified Bond Portfolio                       11/95             -0.49%             N/A               N/A           3.84%
     Diversified Conservative Growth Portfolio         5/99              N/A             N/A               N/A           0.35%
     High Yield Bond Portfolio                        11/95             -5.29%             N/A               N/A           5.61%
     Stock Index Portfolio                            11/95             20.84%             N/A               N/A          25.86%
     Equity Income Fund                               11/95              3.59%             N/A               N/A          18.31%
     Equity Portfolio                                 11/95              N/A               N/A               N/A           N/A
     Prudential Jennison Portfolio                    11/95             29.42%             N/A               N/A          25.64%
     Global Portfolio                                 11/95             13.42%             N/A               N/A          15.54%
     Small Capitalization Stock Portfolio              9/98              N/A               N/A               N/A           4.47%
     20/20 Focus Portfolio                             5/99              N/A               N/A               N/A           5.24%

AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund                  10/96             26.07%             N/A               N/A          25.10%
     AIM V.I. Value Fund                              10/96             26.15%             N/A               N/A          26.42%

American Century Variable Portfolios, Inc.
     American Century VP Value                         9/98              N/A               N/A               N/A           0.19%

Janus Aspen Series
     Growth Portfolio                                 10/96             30.83%             N/A               N/A          26.23%
     International Growth Portfolio                   10/96              4.02%             N/A               N/A          17.51%

MFS Variable Insurance Trust
     Emerging Growth Series                           10/96             22.79%             N/A               N/A          21.28%
     Research Series                                  10/96             10.04%             N/A               N/A          18.18%

OCC Accumulation Trust (Note 2)
     Managed Portfolio                                10/96             -3.09%             N/A               N/A          11.85%
     Small Cap Portfolio                              10/96             -6.83%             N/A               N/A           5.77%

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio                          10/96              6.02%             N/A               N/A           3.51%

T. Rowe Price International Series, Inc.
     International Stock Portfolio                    10/96              4.24%             N/A               N/A           8.28%

Templeton Variable Products Series Fund
     Franklin Small Cap Investments Fund - Class 2     9/98              N/A               N/A               N/A          15.45%

Warburg Pincus Trust
     Post-Venture Capital Portfolio                   10/96              4.59%             N/A               N/A           9.03%




                                     TABLE 2
               AVERAGE ANNUAL TOTAL RETURN--ENHANCED DEATH BENEFIT

                                                                                         FIVE              TEN         FROM SEC
                                                      SEC              ONE YEAR          YEARS            YEARS       REGISTRATION
       FUND                                        REGISTRATION         ENDED            ENDED            ENDED         THROUGH
     PORTFOLIO                                        DATE             6/30/99          6/30/99           6/30/99        6/30/99
     ---------                                      -----------        --------         --------         --------       --------
The Prudential Series Fund
     Diversified Bond Portfolio                     11/95             -0.79%              N/A              N/A           3.57%
     Diversified Conservative Growth Portfolio       5/99              N/A                N/A              N/A           0.30%
     High Yield Bond Portfolio                      11/95             -5.56%              N/A              N/A           5.34%
     Stock Index Portfolio                          11/95             20.48%              N/A              N/A          25.53%
     Equity Income Fund                             11/95              3.27%              N/A              N/A          18.00%
     Equity Portfolio                               11/95              N/A                N/A              N/A           N/A
     Prudential Jennison Portfolio                  11/95             29.03%              N/A              N/A          25.30%
     Global Portfolio                               11/95             13.08%              N/A              N/A          15.23%
     Small Capitalization Stock Portfolio            9/98              N/A                N/A              N/A           4.32%
     20/20 Focus Portfolio                           5/99              N/A                N/A              N/A           5.19%

AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund                10/96             25.85%              N/A              N/A          25.02%
     AIM V.I. Value Fund                            10/96             25.79%              N/A              N/A          26.05%

American Century Variable Portfolios, Inc.
     American Century VP Value                       9/98              N/A                N/A              N/A           0.06%

Janus Aspen Series
     Growth Portfolio                               10/96             30.44%              N/A               N/A         25.86%
     International Growth Portfolio                 10/96              3.71%              N/A               N/A         17.17%

MFS Variable Insurance Trust
     Emerging Growth Series                         10/96             22.42%              N/A               N/A         20.93%
     Research Series                                10/96              9.72%              N/A               N/A         17.83%

OCC Accumulation Trust (Note 2)
     Managed Portfolio                              10/96             -3.38%              N/A               N/A         11.52%
     Small Cap Portfolio                            10/96             -7.10%              N/A               N/A          5.46%

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio                        10/96              5.71%              N/A               N/A          3.21%

T. Rowe Price International Series, Inc.
     International Stock Portfolio                  10/96              3.92%              N/A               N/A          7.96%

Templeton Variable Products Series Fund
     Franklin Small Cap Investments Fund - Class 2   9/98               N/A               N/A               N/A         15.29%

Warburg Pincus Trust
     Post-Venture Capital Portfolio                 10/96              4.27%              N/A               N/A          8.70%

For each subaccount other than the Money Market Subaccount, Table 3 and 4 below show the historical average annual rates of total return on hypothetical investments of $1,000 for periods ended June 30, 1999 based on the inception date of the Fund rather than the initial registration date of the subaccount. Table 3 shows performance assuming that the Basic Death Benefit is elected and Table 4 shows performance assuming that the Enhanced Death Benefit was elected.


                                     TABLE 3
          HISTORICAL AVERAGE ANNUAL TOTAL RETURN - BASIC DEATH BENEFIT

                                                                                                                         FROM DATE
                                                                                          FIVE               TEN         PORTFOLIO
                                                                       ONE YEAR           YEARS             YEARS       ESTABLISHED
       FUND                                            DATE              ENDED            ENDED             ENDED         THROUGH
     PORTFOLIO                                      ESTABLISHED         6/30/99          6/30/99           6/30/99        6/30/99
     ---------                                      -----------        --------         --------          --------       --------

The Prudential Series Fund
     Diversified Bond Portfolio                        6/83             -0.54%            6.09%             6.51%          7.54%
     Diversified Conservative Growth Portfolio         5/99               N/A              N/A               N/A           0.34%
     High Yield Bond Portfolio                         2/87             -5.35%            6.56%             8.00%          6.69%
     Stock Index Portfolio                            10/87             20.77%           25.59%            14.44%         17.44%
     Equity Income Fund                                2/88              3.53%           17.33%            13.38%         14.27%
     Equity Portfolio                                  6/83               N/A              N/A               N/A            N/A
     Prudential Jennison Portfolio                     5/95             29.35%             N/A               N/A          28.07%
     Global Portfolio                                  9/88             13.36%           13.36%             8.45%         10.29%
     Small Capitalization Stock Portfolio              5/95              4.49%             N/A               N/A          14.65%
     20/20 Focus Portfolio                             5/99               N/A              N/A               N/A           5.23%

AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund                   5/94             26.02%           23.04%              N/A          21.64%
     AIM V.I. Value Fund                               6/93             26.09%           23.67%              N/A          20.72%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     American Century VP Value                         5/96             10.38%             N/A               N/A          16.20%

Janus Aspen Series
     Growth Portfolio                                  9/93             30.82%           23.56%              N/A          20.44%
     International Growth Portfolio                    5/94              4.04%           18.98%              N/A          17.45%

MFS Variable Insurance Trust
     Emerging Growth Series                            7/95             22.73%             N/A               N/A          24.93%
     Research Series                                   7/95             11.38%             N/A               N/A          20.30%


OCC Accumulation Trust (Note 1)
     Managed Portfolio                                 8/88              1.92%           18.73%            16.57%         17.26%
     Small Cap Portfolio                               8/88             -6.22%            9.41%            11.69%         11.08%

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio                           3/94             13.59%           19.92%              N/A          19.20%

T. Rowe Price International Series, Inc.
     International Stock Portfolio                     3/94              4.19%            8.21%              N/A           7.95%

Templeton Variable Products Series Fund
     Franklin Small Cap Investments Fund - Class 2     9/98               N/A              N/A               N/A          18.01%

Warburg Pincus Trust
     Post-Venture Capital Portfolio                    9/96              4.54%             N/A               N/A           9.80%




                                     TABLE 4
         HISTORICAL AVERAGE ANNUAL TOTAL RETURN - ENHANCED DEATH BENEFIT



                                                                                                                         FROM DATE
                                                                                         FIVE               TEN         PORTFOLIO
                                                                       ONE YEAR          YEARS             YEARS       ESTABLISHED
       FUND                                            DATE             ENDED            ENDED             ENDED         THROUGH
     PORTFOLIO                                      ESTABLISHED        6/30/99          6/30/99           6/30/99        6/30/99
     ---------                                      -----------        --------         --------          --------       --------
The Prudential Series Fund
     Diversified Bond Portfolio                      6/83             -0.54%            6.66%             6.64%          7.50%
     Diversified Conservative Growth Portfolio       5/99               N/A              N/A               N/A           0.29%
     High Yield Bond Portfolio                       2/87             -5.35%            6.89%             8.01%          6.63%
     Stock Index Portfolio                          10/87             20.77%           25.95%            14.43%         17.38%
     Equity Income Fund                              2/88              3.53%           17.64%            13.36%         14.21%
     Equity Portfolio                                6/83               N/A              N/A               N/A            N/A
     Prudential Jennison Portfolio                   5/95             29.35%             N/A               N/A          27.89%
     Global Portfolio                                9/88             13.36%           13.61%             8.41%         10.23%
     Small Capitalization Stock Portfolio            5/95              4.49%             N/A               N/A          14.45
     20/20 Focus Portfolio                           5/99               N/A              N/A               N/A           5.18

AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund                 5/94             26.02%           22.77%              N/A          21.37%
     AIM V.I. Value Fund                             6/93             26.09%           23.39%              N/A          20.44%

American Century Variable Portfolios, Inc.
     American Century VP Value                       5/96             10.29%             N/A               N/A          15.94%

Janus Aspen Series
     Growth Portfolio                                9/93             30.82%           23.29%              N/A          20.16%
     International Growth Portfolio                  5/94              4.04%           18.72%              N/A          17.19%

MFS Variable Insurance Trust
     Emerging Growth Series                          7/95             22.73%             N/A               N/A          24.68%
     Research Series                                 7/95             11.38%             N/A               N/A          20.07%

OCC Accumulation Trust (Note 2)
     Managed Portfolio                               8/88              1.92%           18.47%            16.27%         16.95%
     Small Cap Portfolio                             8/88             -6.22%            9.17%            11.40%         10.80%

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio                         3/94             13.59%           19.65%              N/A          18.93%

T. Rowe Price International Series, Inc.
     International Stock Portfolio                   3/94              4.19%            7.98%              N/A           7.70%

Templeton Variable Products Series Fund
     Franklin Small Cap Investments Fund - Class 2   9/98               N/A              N/A               N/A          18.01%

Warburg Pincus Trust
     Post-Venture Capital Portfolio                  9/96              4.54%             N/A               N/A           9.61%



Note 1: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(n)=ERV. In the formula, P is a hypothetical investment of $1,000; T is the average annual total return; "n" is the number of years; and ERV is the withdrawal value at the end of the periods shown. These figures assume deduction of the maximum withdrawal charge that may be applicable to a particular period.


MONEY MARKET SUBACCOUNT YIELD

The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY CHOICE Annuity and the Series Fund have been reflected.

                                     SAI-3

                       DISCOVERY CHOICE VARIABLE ANNUITY



The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended June 30, 1999 were 2.77% and 2.81%, respectively, assuming election of the Basic Death Benefit. Assuming election of the Enhanced Death Benefit the "yield" and "effective yield" were 2.53% and 2.56%, respectively.


The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

The deduction referred to above consists of the 1.35% charge for insurance risks for the Basic Death Benefit and 1.65% for the Enhanced Death Benefit.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield--([base period return + 1] 365/7)-1.

The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.


                       COMPARATIVE PERFORMANCE INFORMATION

Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.


                               FEDERAL TAX STATUS

X. OTHER TAX RULES.

   1. DIVERSIFICATION.

      The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. For further detail on diversification requirements, see DIVIDENDS, DISTRIBUTIONS, AND TAXES in the Statement of Additional Information the Prudential Series Fund. Pruco Life of New Jersey believes the underlying variable investment options for the Contract meet these diversification requirements.

   2. INVESTOR CONTROL.

      Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Pruco Life of New Jersey, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life of New Jersey reserves the right to make such changes as it deems necessary to assure that the contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contractowners and will be made with such notice to affected contractowners as is feasible under the circumstances.

   3. ENTITY OWNERS.

      Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract will be subject to tax.

   4. PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.

      If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% penalty tax.

   5. WITHHOLDING OF TAX FROM DISTRIBUTIONS.

      Taxable amounts distributed from annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate you file with Pruco Life of New Jersey. These elections must be made on the appropriate Pruco Life of New Jersey forms. Absent these elections, Pruco Life of New Jersey will withhold the tax amounts required by the applicable tax regulations. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are not sufficient.

   6. NONRESIDENT ALIENS.

      Special tax withholding rules apply to nonresident aliens.

                              FINANCIAL STATEMENTS

The following financial statements describe the sub-accounts of the Pruco Life Flexible Premium Variable Annuity Account associated with the Discovery Select Variable Annuity, another variable annuity contract offered by Pruco Life. This information is provided because the sub-accounts associated with Discovery Select are also used by the Discovery Choice variable annuity contract. Financial information specific to the Discovery Choice variable annuity contract will be available following the completion of the initial accounting period for this contract.

                                                       FINANCIAL STATEMENTS OF
                                        THE DISCOVERY SELECT VARIABLE ANNUITY SUBACCOUNTS OF

                                      THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                                                  SUBACCOUNTS
                                                                           ---------------------------------------------------------

                                                                            PRUDENTIAL    PRUDENTIAL      PRUDENTIAL         OCC
                                                                               MONEY      DIVERSIFIED     HIGH YIELD    ACCUMULATION
                                                                              MARKET         BOND            BOND      TRUST MANAGED
                                                                             PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                           ------------   ------------   ------------   ------------
ASSETS
 Investment in The Prudential Series Fund, Inc. Portfolios
  and non-Prudential administered funds, at net asset value [Note 3]       $240,620,995   $367,706,799   $302,699,998   $405,603,080
                                                                           ------------   ------------   ------------   ------------
 Net Assets ............................................................   $240,620,995   $367,706,799   $302,699,998   $405,603,080
                                                                           ============   ============   ============   ============

NET ASSETS, representing:
 Equity of contract owners .............................................   $240,620,995   $367,706,799   $302,699,998   $405,603,080
                                                                           ------------   ------------   ------------   ------------
                                                                           $240,620,995   $367,706,799   $302,699,998   $405,603,080
                                                                           ============   ============   ============   ============


                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22

                                                                 A1

                                              SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------

 PRUDENTIAL     PRUDENTIAL      AIM V.I.    T. ROWE PRICE
    STOCK         EQUITY         GROWTH         EQUITY       PRUDENTIAL     PRUDENTIAL                    JANUS ASPEN
   INDEX         INCOME           AND          INCOME         EQUITY        JENNISON        AIM V.I.        GROWTH
  PORTFOLIO      PORTFOLIO     INCOME FUND     PORTFOLIO     PORTFOLIO      PORTFOLIO      VALUE FUND      PORTFOLIO
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$565,248,472   $467,755,026   $ 96,226,194   $157,792,961   $588,646,085   $495,648,718   $117,874,169   $114,857,708
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$565,248,472   $467,755,026   $ 96,226,194   $157,792,961   $588,646,085   $495,648,718   $117,874,169   $114,857,708
============   ============   ============   ============   ============   ============   ============   ============


$565,248,472   $467,755,026   $ 96,226,194   $157,792,961   $588,646,085   $495,648,718   $117,874,169   $114,857,708
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$565,248,472   $467,755,026   $ 96,226,194   $157,792,961   $588,646,085   $495,648,718   $117,874,169   $114,857,708
============   ============   ============   ============   ============   ============   ============   ============


                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22


                                                                A2

                                                       FINANCIAL STATEMENTS OF
                                        THE DISCOVERY SELECT VARIABLE ANNUITY SUBACCOUNTS OF
                                      THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1998

                                                                                                   SUBACCOUNTS
                                                                          ----------------------------------------------------------


                                                                                              MFS            OCC      WARBURG PINCUS
                                                                               MFS         EMERGING     ACCUMULATION   POST-VENTURE
                                                                            RESEARCH        GROWTH       TRUST SMALL      CAPITAL
                                                                             SERIES         SERIES      CAP PORTFOLIO    PORTFOLIO
                                                                          ------------   ------------   ------------   ------------
ASSETS
 Investment in The Prudential Series Fund, Inc. Portfolios
  and non-Prudential administered funds, at net asset value [Note 3]      $ 74,840,141   $147,707,864   $ 77,839,114   $ 21,034,529
                                                                          ------------   ------------   ------------   ------------
 Net Assets ...........................................................   $ 74,840,141   $147,707,864   $ 77,839,114   $ 21,034,529
                                                                          ------------   ------------   ------------   ------------

NET ASSETS, representing:
 Equity of contract owners ............................................   $ 74,840,141   $147,707,864   $ 77,839,114   $ 21,034,529
                                                                          ------------   ------------   ------------   ------------
                                                                          $ 74,840,141   $147,707,864   $ 77,839,114   $ 21,034,529
                                                                          ------------   ------------   ------------   ------------


                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22

                                                                A3

                           SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------

                                               PRUDENTIAL
                JANUS ASPEN   T. ROWE PRICE      SMALL
 PRUDENTIAL    INTERNATIONAL  INTERNATIONAL  CAPITALIZATION   AMERICAN      FRANKLIN
   GLOBAL         GROWTH          STOCK          STOCK        CENTURY       SMALL CAP
  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      VP VALUE     GROWTH FUND
------------   ------------   ------------   ------------   ------------   ------------

$ 74,581,852   $136,172,457   $ 36,131,667   $ 36,438,134   $  3,616,481   $  3,510,676
------------   ------------   ------------   ------------   ------------   ------------
$ 74,581,852   $136,172,457   $ 36,131,667   $ 36,438,134   $  3,616,481   $  3,510,676
------------   ------------   ------------   ------------   ------------   ------------


$ 74,581,852   $136,172,457   $ 36,131,667   $ 36,438,134   $  3,616,481   $  3,510,676
------------   ------------   ------------   ------------   ------------   ------------
$ 74,581,852   $136,172,457   $ 36,131,667   $ 36,438,134   $  3,616,481   $  3,510,676
------------   ------------   ------------   ------------   ------------   ------------


         SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22

                                     A4

                                                       FINANCIAL STATEMENTS OF
                                        THE DISCOVERY SELECT VARIABLE ANNUITY SUBACCOUNTS OF
                                      THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the year ended December 31, 1998

                                                                           SUBACCOUNTS
                                                 ----------------------------------------------------------------
                                                                                   PRUDENTIAL
                                                   PRUDENTIAL      PRUDENTIAL      HIGH YIELD    OCC ACCUMULATION
                                                  MONEY MARKET  DIVERSIFIED BOND      BOND         TRUST MANAGED
                                                   PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 -------------   -------------    -------------    -------------
INVESTMENT INCOME
 Dividend income .............................   $   8,492,659   $  16,240,647    $  23,959,782    $   1,725,460
                                                 -------------   -------------    -------------    -------------
EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and for
  administration [Notes 5A and 5B] ...........       2,272,054       3,216,920        3,142,804        4,395,811
                                                 -------------   -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) .................       6,220,605      13,023,727       20,816,978       (2,670,351)
                                                 -------------   -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received ........               0         716,977                0        6,952,938
 Realized gain (loss) on shares redeemed .....               0          (6,174)        (473,469)        (277,190)
 Net change in unrealized gain (loss) on
  investments ................................               0      (1,510,869)     (34,004,857)       5,676,242
                                                 -------------   -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS ...............               0        (800,066)     (34,478,326)      12,351,990
                                                 -------------   -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ...................   $   6,220,605   $  12,223,661    $ (13,661,348)   $   9,681,639
                                                 =============   =============    =============    =============


                          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22

                                                    A5

                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                    AIM V.I.       T. ROWE PRICE
PRUDENTIAL         PRUDENTIAL        GROWTH           EQUITY        PRUDENTIAL       PRUDENTIAL                        JANUS ASPEN
STOCK INDEX       EQUITY INCOME        AND            INCOME          EQUITY          JENNISON         AIM V.I.          GROWTH
 PORTFOLIO          PORTFOLIO      INCOME FUND       PORTFOLIO       PORTFOLIO        PORTFOLIO       VALUE FUND        PORTFOLIO
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------

$   5,157,532    $  10,935,790    $     371,162    $   2,739,616   $   9,369,624    $     654,202    $     533,847    $   2,693,319
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------


    5,342,808        5,344,771          935,304        1,767,667       6,652,511        4,166,876        1,070,958        1,056,688
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------
     (185,276)       5,591,019         (564,142)         971,949       2,717,113       (3,512,674)        (537,111)       1,636,631
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------


    8,054,760       25,710,606          916,060        4,669,654      62,992,043        6,752,988        4,721,622        2,162,901
      856,268         (231,835)          36,024           34,283         386,861          266,858           68,930        1,707,561

   81,282,537      (61,296,933)      16,122,807        2,625,091     (39,567,051)      93,984,005       18,290,373       19,044,323
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------
   90,193,565      (35,818,162)      17,074,891        7,329,028      23,811,853      101,003,851       23,080,925       22,914,785
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------

$  90,008,289    $ (30,227,143)   $  16,510,749    $   8,300,977   $  26,528,966    $  97,491,177    $  22,543,814    $  24,551,416
=============    =============    =============    =============   =============    =============    =============    =============


                                      SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A2

                                                                 A6



                                                        FINANCIAL STATEMENTS OF
                                         THE DISCOVERY SELECT VARIABLE ANNUITY SUBACCOUNTS OF
                                       THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the year ended December 31, 1998

                                                                                            SUBACCOUNTS
                                                                    ------------------------------------------------------------

                                                                                         MFS            OCC       WARBURG PINCUS
                                                                        MFS           EMERGING     ACCUMULATION    POST-VENTURE
                                                                     RESEARCH          GROWTH     TRUST SMALL CAP     CAPITAL
                                                                      SERIES           SERIES        PORTFOLIO       PORTFOLIO
                                                                    -----------    ------------   --------------- --------------
INVESTMENT INCOME
 Dividend income ..............................................    $    82,379      $         0    $   170,100      $        0
                                                                   -----------      -----------    -----------      ----------
EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and for
  administration [Notes 5A and 5B] ............................        792,525        1,270,095        896,410         220,149
                                                                   -----------      -----------    -----------      ----------
NET INVESTMENT INCOME (LOSS) ..................................       (710,146)      (1,270,095)      (726,310)       (220,149)
                                                                   -----------      -----------    -----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received .........................      1,080,320          638,659      1,857,356               0
 Realized gain (loss) on shares redeemed ......................        101,567          519,956       (185,468)        (29,780)
 Net change in unrealized gain (loss) on
  investments .................................................     10,224,375       27,427,720     (8,799,441)      1,225,477
                                                                   -----------      -----------    -----------      ----------
NET GAIN (LOSS) ON INVESTMENTS ................................     11,406,262       28,586,335     (7,127,553)      1,195,697
                                                                   -----------      -----------    -----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ....................................    $10,696,116      $27,316,240    $(7,853,863)     $  975,548
                                                                   ===========      ===========    ===========      ==========


                                SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22


                                                         A7
















                                  SUBACCOUNTS (CONTINUED)
 ---------------------------------------------------------------------------------------------
                                                  PRUDENTIAL
                   JANUS ASPEN   T. ROWE PRICE       SMALL
  PRUDENTIAL      INTERNATIONAL  INTERNATIONAL  CAPITALIZATION     AMERICAN         FRANKLIN
    GLOBAL           GROWTH          STOCK           STOCK          CENTURY         SMALL CAP
   PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO       VP VALUE*      GROWTH FUND*
  -----------    --------------  -------------  ---------------    ---------      ------------

$   840,087       $ 1,906,886      $  411,232     $   178,186       $       0      $      0
-----------       -----------      ----------     -----------       ---------      --------



    788,358         1,531,309         420,639         402,062           6,029         5,958
-----------       -----------      ----------     -----------       ---------      --------
     51,729           375,577          (9,407)       (223,876)         (6,029)       (5,958)
-----------       -----------      ----------     -----------       ---------      --------


  3,067,421           277,964         145,141       2,099,444               0             0
    343,605           257,344          (5,370)        100,021             (98)        6,735

  8,158,029        12,138,102       3,521,094      (1,974,627)        112,247       340,261
-----------       -----------      ----------     -----------       ---------      --------
 11,569,055        12,673,410       3,660,865         224,838         112,149       346,996
-----------       -----------      ----------     -----------       ---------      --------

$11,620,784       $13,048,987      $3,651,458     $       962       $ 106,120      $341,038
===========       ===========      ==========     ===========       =========      ========

 * Commenced operations on September 1, 1998.


                   SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22


                                          A8






                                                     FINANCIAL STATEMENTS OF
                                      THE DISCOVERY SELECT VARIABLE ANNUITY SUBACCOUNTS OF
                                    THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                                            SUBACCOUNTS
                                                                   ------------------------------------------------------------
                                                                             PRUDENTIAL                      PRUDENTIAL
                                                                            MONEY MARKET                  DIVERSIFIED BOND
                                                                              PORTFOLIO                       PORTFOLIO
                                                                   ----------------------------    ----------------------------
                                                                       1998            1997            1998            1997
                                                                   ------------    ------------    ------------   -------------
OPERATIONS:
 Net investment income (loss) ..................................   $  6,220,605    $  2,805,861    $ 13,023,727    $  4,302,210
 Capital gains distributions received ..........................              0               0         716,977         990,026
 Realized gain (loss) on shares redeemed .......................              0               0          (6,174)         10,366
 Net change in unrealized gain (loss) on investments ...........              0               0      (1,510,869)     (1,646,356)
                                                                   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .....................................      6,220,605       2,805,861      12,223,661       3,656,246
                                                                   ------------    ------------    ------------    ------------
ANNUITY PAYMENTS AND
 OTHER OPERATING TRANSFERS
 Contract Owner Net Payments ...................................    222,388,823     156,368,031     221,694,519      90,502,554
 Surrenders, Withdrawals and Death Benefits ....................    (19,037,371)     (3,412,599)    (11,972,687)     (2,186,522)
 Net Transfers From (To) Other Subaccounts or
   Fixed Rate Options ..........................................    (73,761,433)    (87,867,187)     24,535,852       5,316,673
 Administrative and Other Charges ..............................        (17,990)         (1,652)        (37,955)         (2,460)
                                                                   ------------    ------------    ------------    ------------
TOTAL ANNUITY PAYMENTS AND
 OTHER OPERATING TRANSFERS .....................................    129,572,029      65,086,593     234,219,729      93,630,245
                                                                   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RETAINED IN THE ACCOUNT [Note 7] ..............................     (3,640,779)       (380,562)     (2,285,665)        196,097
                                                                   ------------    ------------    ------------    ------------
TOTAL INCREASE IN NET ASSETS ...................................    132,151,855      67,511,892     244,157,725      97,482,588

NET ASSETS:
 Beginning of year .............................................    108,469,140      40,957,248     123,549,074      26,066,486
                                                                   ------------    ------------    ------------    ------------
 End of year ...................................................   $240,620,995    $108,469,140    $367,706,799    $123,549,074
                                                                   ============    ============    ============    ============


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22


                                                                 A9



                                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
          PRUDENTIAL                   OCC ACCUMULATION                   PRUDENTIAL                      PRUDENTIAL
        HIGH YIELD BOND                  TRUST MANAGED                    STOCK INDEX                    EQUITY INCOME
           PORTFOLIO                       PORTFOLIO                       PORTFOLIO                       PORTFOLIO
----------------------------     ----------------------------    --------------------------      ---------------------------
    1998            1997            1998            1997            1998            1997            1998            1997
------------    ------------     -----------     ------------    -----------     ----------      ------------    -----------

$ 20,816,978    $  6,642,685    $ (2,670,351)   $   (724,178)   $   (185,276)   $    447,691    $  5,591,019    $  1,423,200
           0               0       6,952,938         630,049       8,054,760       5,729,265      25,710,606      17,500,207
    (473,469)          1,679        (277,190)              0         856,268         167,995        (231,835)          6,173
 (34,004,857)        725,780       5,676,242       9,040,969      81,282,537      16,247,474     (61,296,933)      3,805,126
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 (13,661,348)      7,370,144       9,681,639       8,946,840      90,008,289      22,592,425     (30,227,143)     22,734,706
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


 188,630,259     102,025,301     228,513,667     162,688,544     252,590,459     166,375,561     290,496,090     162,528,106
 (13,920,895)     (3,019,258)    (15,187,256)     (1,854,703)    (18,498,579)     (2,434,104)    (17,041,887)     (3,079,806)

   9,082,688       3,069,977      (1,385,568)      4,957,886      20,564,789      10,967,240       2,985,956      11,062,157
     (35,661)         (2,803)        (82,063)         (4,307)        (78,726)         (4,419)        (65,773)         (1,842)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 183,756,391     102,073,217     211,858,780     165,787,420     254,577,943     174,904,278     276,374,386     170,508,615
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,770,786)        (95,489)     (3,854,378)      2,586,898      (2,993,998)        945,791      (3,015,564)      2,106,180
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 167,324,257     109,347,872     217,686,041     177,321,158     341,592,234     198,442,494     243,131,679     195,349,501


 135,375,741      26,027,869     187,917,039      10,595,881     223,656,238      25,213,744     224,623,347      29,273,846
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$302,699,998    $135,375,741    $405,603,080    $187,917,039    $565,248,472    $223,656,238    $467,755,026    $224,623,347
============    ============    ============    ============    ============    ============    ============    ============


                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22


                                                                A10



                                                     FINANCIAL STATEMENTS OF
                                      THE DISCOVERY SELECT VARIABLE ANNUITY SUBACCOUNTS OF
                                    THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                                            SUBACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                                            T. ROWE PRICE
                                                                         AIM V.I. GROWTH AND                EQUITY INCOME
                                                                             INCOME FUND                      PORTFOLIO
                                                                  -----------------------------    ----------------------------
                                                                       1998            1997            1998            1997
                                                                  -------------    ------------    ------------    ------------
OPERATIONS:
 Net investment income (loss) .................................    $   (564,142)   $   (254,155)   $    971,949    $    603,954
 Capital gains distributions received .........................         916,060          30,277       4,669,654       2,449,223
 Realized gain (loss) on shares redeemed ......................          36,024               0          34,283               0
 Net change in unrealized gain (loss) on investments ..........      16,122,807       3,379,969       2,625,091       6,442,340
                                                                   ------------    ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ....................................      16,510,749       3,156,091       8,300,977       9,495,517
                                                                   ------------    ------------    ------------    ------------


ANNUITY PAYMENTS AND
 OTHER OPERATING TRANSFERS
 Contract Owner Net Payments ..................................      39,265,963      32,736,806      65,996,482      65,786,705
 Surrenders, Withdrawals and Death Benefits ...................      (2,875,990)       (444,399)     (5,579,801)       (953,609)
 Net Transfers From (To) Other Subaccounts or Fixed
   Rate Options ...............................................       1,659,949       2,723,104       1,810,796       6,023,121
 Administrative and Other Charges .............................         (15,890)         (1,420)        (35,415)         (3,534)
                                                                   ------------    ------------    ------------    ------------

TOTAL ANNUITY PAYMENTS AND
 OTHER OPERATING TRANSFERS ....................................      38,034,032      35,014,091      62,192,062      70,852,683
                                                                   ------------    ------------    ------------    ------------


NET INCREASE (DECREASE) IN NET ASSETS
 RETAINED IN THE ACCOUNT [Note 7] .............................        (460,303)       (867,750)     (1,320,662)       (254,637)
                                                                   ------------    ------------    ------------    ------------


TOTAL INCREASE IN NET ASSETS ..................................      54,084,478      37,302,432      69,172,377      80,093,563


NET ASSETS:
 Beginning of year ............................................      42,141,716       4,839,284      88,620,584       8,527,021
                                                                   ------------    ------------    ------------    ------------
 End of year ..................................................    $ 96,226,194    $ 42,141,716    $157,792,961    $ 88,620,584
                                                                   ============    ============    ============    ============


                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22


                                                                 A11







                                                     SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
          PRUDENTIAL
            EQUITY                    PRUDENTIAL JENNISON                  AIM V.I.                       JANUS ASPEN
           PORTFOLIO                       PORTFOLIO                      VALUE FUND                   GROWTH PORTFOLIO
---------------------------     ----------------------------    ----------------------------    ----------------------------
    1998            1997            1998            1997            1998            1997            1998            1997
------------    -----------     ------------    ------------    ------------    ------------    ------------   -------------

$  2,717,113    $  2,265,319    $ (3,512,674)   $   (876,729)   $   (537,111)   $     85,702    $  1,636,631   $      94,100
  62,992,043      15,719,756       6,752,988       8,181,395       4,721,622       1,201,782       2,162,901         385,140
     386,861            (636)        266,858          61,502          68,930               0       1,707,561               0
 (39,567,051)     13,608,394      93,984,005       9,311,718      18,290,373       1,914,673      19,044,323       3,755,829
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



  26,528,966      31,592,833      97,491,177      16,677,886      22,543,814       3,202,157      24,551,416       4,235,069
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------




 252,668,916     211,729,155     226,450,341     100,500,489      44,708,869      35,933,953      39,709,839      36,890,007
 (21,218,983)     (6,549,765)    (12,706,368)     (2,888,488)     (2,887,607)       (398,379)     (3,026,558)       (648,814)

   2,789,177      11,511,987      28,775,735       9,339,671       6,080,094       4,427,716       4,761,250       3,223,174
     (85,832)         (5,769)        (52,520)         (3,558)        (18,853)         (1,966)        (21,890)         (2,964)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


 234,153,278     216,685,608     242,467,188     106,948,114      47,882,503      39,961,324      41,422,641      39,461,403
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



  (4,666,555)      1,258,567      (2,553,663)        906,990        (766,278)         29,418      (1,013,718)       (463,780)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


 256,015,689     249,537,008     337,404,702     124,532,990      69,660,039      43,192,899      64,960,339      43,232,692




 332,630,396      83,093,388     158,244,016      33,711,026      48,214,130       5,021,231      49,897,369       6,664,677
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$588,646,085    $332,630,396    $495,648,718    $158,244,016    $117,874,169    $ 48,214,130    $114,857,708    $ 49,897,369
============    ============    ============    ============    ============    ============    ============    ============



                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22

                                                                 A12



                                                     FINANCIAL STATEMENTS OF
                                      THE DISCOVERY SELECT VARIABLE ANNUITY SUBACCOUNTS OF
                                    THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1998 and 1997

                                                                                            SUBACCOUNTS
                                                                    -----------------------------------------------------------

                                                                                 MFS                             MFS
                                                                           RESEARCH SERIES             EMERGING GROWTH SERIES
                                                                    ---------------------------   -----------------------------
                                                                       1998            1997            1998            1997
                                                                    -----------     -----------   -------------   -------------
OPERATIONS:
 Net investment income (loss) ...................................  $   (710,146)   $   (267,245)   $ (1,270,095)   $   (374,272)
 Capital gains distributions received ...........................     1,080,320               0         638,659               0
 Realized gain (loss) on shares redeemed ........................       101,567               0         519,956               0
 Net change in unrealized gain (loss) on investments ............    10,224,375       2,822,118      27,427,720       4,899,167
                                                                   ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ......................................    10,696,116       2,554,873      27,316,240       4,524,895
                                                                   ------------    ------------    ------------    ------------

ANNUITY PAYMENTS AND
 OTHER OPERATING TRANSFERS
 Contract Owner Net Payments ....................................    27,881,903      30,075,572      66,934,974      36,979,650
 Surrenders, Withdrawals and Death Benefits .....................    (2,149,211)       (346,563)     (3,655,122)       (698,867)
 Net Transfers From (To) Other Subaccounts or Fixed
   Rate Options .................................................       201,719       3,170,198       5,933,717       4,845,890
 Administrative and Other Charges ...............................       (16,202)         (1,367)        (22,762)         (2,474)
                                                                   ------------    ------------    ------------    ------------

TOTAL ANNUITY PAYMENTS AND
 OTHER OPERATING TRANSFERS ......................................    25,918,209      32,897,840      69,190,807      41,124,199
                                                                   ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RETAINED IN THE ACCOUNT [Note 7] ...............................      (751,189)       (293,596)       (629,650)     (1,293,928)
                                                                   ------------    ------------    ------------    ------------


TOTAL INCREASE IN NET ASSETS ....................................    35,863,136      35,159,117      95,877,397      44,355,166


NET ASSETS:
 Beginning of year ..............................................    38,977,005       3,817,888      51,830,467       7,475,301
                                                                   ------------    ------------    ------------    ------------
 End of year ....................................................  $ 74,840,141    $ 38,977,005    $147,707,864    $ 51,830,467
                                                                   ============    ============    ============    ============


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22



                                                                 A13





                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                        WARBURG PINCUS                    PRUDENTIAL                      JANUS ASPEN
    OCC ACCUMULATION TRUST           POST-VENTURE CAPITAL                   GLOBAL                   INTERNATIONAL GROWTH
      SMALL CAP PORTFOLIO                  PORTFOLIO                       PORTFOLIO                       PORTFOLIO
---------------------------    -----------------------------    ----------------------------    ----------------------------
    1998            1997            1998            1997            1998            1997            1998            1997
------------   ------------    -------------    ------------    ------------    ------------    ------------    ------------

$   (726,310)   $   (214,268)   $   (220,149)   $    (92,331)   $     51,729    $     24,842    $    375,577    $   (263,074)
   1,857,356         240,648               0               0       3,067,421       1,856,846         277,964          55,201
    (185,468)              0         (29,780)              0         343,605          46,693         257,344               0
  (8,799,441)      2,483,382       1,225,477         957,631       8,158,029      (1,676,026)     12,138,102       3,119,708
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (7,853,863)      2,509,762         975,548         865,300      11,620,784         252,355      13,048,987       2,911,835
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



  40,824,682      37,166,379       7,812,255       8,798,742      25,232,854      25,739,457      46,761,121      64,694,757
  (2,179,774)       (282,900)       (716,362)       (168,156)     (2,991,488)       (977,710)     (5,140,181)       (852,419)

   1,029,950       4,096,988       1,132,477         626,737        (807,455)      2,346,713       3,054,726       5,472,805
     (17,090)         (1,377)         (4,532)           (819)         (9,953)           (768)        (32,754)         (3,062)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  39,657,768      40,979,090       8,223,838       9,256,504      21,423,958      27,107,692      44,642,912      69,312,081
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (810,379)       (212,483)       (230,776)       (234,500)       (770,307)         96,919      (1,490,800)        694,838
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  30,993,526      43,276,369       8,968,610       9,887,304      32,274,435      27,456,966      56,201,099      72,918,754



  46,845,588       3,569,219      12,065,919       2,178,615      42,307,417      14,850,451      79,971,358       7,052,604
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 77,839,114    $ 46,845,588    $ 21,034,529    $ 12,065,919    $ 74,581,852    $ 42,307,417    $136,172,457    $ 79,971,358
============    ============    ============    ============    ============    ============    ============    ============


                                 SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22



                                                                A14


                                                     FINANCIAL STATEMENTS OF
                                      THE DISCOVERY SELECT VARIABLE ANNUITY SUBACCOUNTS OF
                                    THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                                            SUBACCOUNTS
                                                                    -----------------------------------------------------------
                                                                                                         PRUDENTIAL SMALL
                                                                            T. ROWE PRICE                 CAPITALIZATION
                                                                         INTERNATIONAL STOCK                   STOCK
                                                                              PORTFOLIO                      PORTFOLIO
                                                                    ---------------------------     ---------------------------
                                                                       1998            1997            1998            1997
                                                                    -----------    ------------     -----------     -----------
OPERATIONS:
 Net investment income (loss) ...................................   $    (9,407)   $     31,737     $  (223,876)    $  (142,506)
 Capital gains distributions received ...........................       145,141         303,300       2,099,444       1,817,976
 Realized gain (loss) on shares redeemed ........................        (5,370)            (76)        100,021          73,418
 Net change in unrealized gain (loss) on investments ............     3,521,094        (843,846)     (1,974,627)      2,438,918
                                                                    -----------    ------------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ......................................     3,651,458        (508,885)            962       4,187,806
                                                                    -----------    ------------     -----------     -----------

ANNUITY PAYMENTS AND
 OTHER OPERATING TRANSFERS
 Contract Owner Net Payments ....................................    11,193,741      19,034,012       9,070,074       8,093,205
 Surrenders, Withdraws and Death Benefits .......................    (1,426,032)       (249,325)     (1,481,001)       (837,394)
 Net Transfers From (To) Other Subaccounts or Fixed
   Rate Options .................................................      (546,402)      1,931,123       2.431,672       1,971,426
 Administrative and Other Changes ...............................        (9,049)           (970)            (24)              0
                                                                    -----------    ------------     -----------     -----------

TOTAL ANNUITY PAYMENTS AND
 OTHER OPERATING TRANSFERS ......................................     9,212,258      20,714,840      10,020,721       9,227,237
                                                                    -----------    ------------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RETAINED IN THE ACCOUNT [Note 7] ...............................      (444,980)       (309,483)         (2,337)       (368,443)
                                                                    -----------    ------------     -----------     -----------

TOTAL INCREASE IN NET ASSETS ....................................    12,418,736      19,896,472      10,019,346      13,046,600


NET ASSETS:
 Beginning of year ..............................................    23,712,931       3,816,459      26,418,788      13,372,188
                                                                    -----------    ------------     -----------     -----------
 End of year ....................................................   $36,131,667    $ 23,712,931     $36,438,134     $26,418,788
                                                                    ===========    ============     ===========     ===========


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22



                                                                 A15

                             SUBACCOUNTS (CONTINUED)
                 --------------------------------------------
                   AMERICAN                        FRANKLIN
                   CENTURY                        SMALL CAP
                   VP VALUE*                     GROWTH FUND*
                 ------------                    ------------
                      1998                           1998
                 ------------                    ------------


                 $    (6,029)                    $    (5,958)
                           0                               0
                         (98)                          6,735
                     112,247                         340,261
                 -----------                     -----------


                     106,120                         341,038
                 -----------                     -----------



                   2,778,442                       2,545,887
                      (8,361)                         (4,069)

                     740,969                         630,269
                          (8)                             (9)
                 -----------                     -----------


                   3,511,042                       3,172,078
                 -----------                     -----------


                        (681)                         (2,440)
                 -----------                     -----------

                   3,616,481                       3,510,676


                           0                               0
                 -----------                     -----------
                 $ 3,616,481                     $ 3,510,676
                 ===========                     ===========


* Commenced operations on September 1, 1998.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22


                                      A16

                        NOTES TO FINANCIAL STATEMENTS OF
              THE DISCOVERY SELECT VARIABLE ANNUITY SUBACCOUNTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 1998

NOTE 1:   GENERAL

          Pruco Life Flexible Premium Variable Annuity Account ("the Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from the purchases of Discovery Preferred Variable Annuity contracts ("Discovery Preferred") and Discovery Select Variable Annuity contracts ("Discovery Select") are invested in the Account.

          The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are twenty-five subaccounts within the Account. Discovery Select contracts offer the option to invest in twenty-two of these subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or any of the non-Prudential administered funds shown in Note 3. The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

NOTE 2:   SIGNIFICANT ACCOUNTING POLICIES

          The accompanying financial statements are prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          Investments--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

          Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.


                                      A17

NOTE 3: INVESTMENT INFORMATION FOR THE DISCOVERY SELECT VARIABLE ANNUITY SUBACCOUNTS OF THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE
          ANNUITY ACCOUNT

          The net asset value per share (rounded) for each portfolio of the Series Fund or the non-Prudential administered variable funds, the number of shares of each portfolio held by the Discovery Select Variable Annuity subaccounts and the aggregate cost of investments in such shares at December 31, 1998 were as follows:

                                                                                  SUBACCOUNTS
                                                 ----------------------------------------------------------------------------
                                                  PRUDENTIAL      PRUDENTIAL      PRUDENTIAL          OCC         PRUDENTIAL
                                                     MONEY        DIVERSIFIED     HIGH YIELD     ACCUMULATION        STOCK
                                                    MARKET           BOND            BOND        TRUST MANAGED       INDEX
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                 ------------    ------------    ------------    ------------    ------------
          Number of shares:                        24,062,099      33,243,029      41,995,588       9,273,047      14,977,437
          Net asset value per share (rounded):   $      10.00    $      11.06    $       7.21    $      43.74    $      37.74
          Cost:                                  $240,620,995    $371,095,017    $336,568,646    $390,840,988    $467,189,155


                                                                            SUBACCOUNTS (CONTINUED)
                                                 ----------------------------------------------------------------------------
                                                  PRUDENTIAL       AIM V.I.      T. ROWE PRICE
                                                    EQUITY         GROWTH &         EQUITY        PRUDENTIAL      PRUDENTIAL
                                                    INCOME          INCOME          INCOME          EQUITY         JENNISON
                                                   PORTFOLIO         FUND          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                 ------------    ------------  ----------------- ------------    ------------
          Number of shares:                        23,349,785       4,051,629       8,197,037      19,861,999      20,732,489
          Net asset value per share (rounded):   $      20.03    $      23.75   $       19.25    $      29.64    $      23.91
          Cost:                                  $523,723,723    $ 76,734,586   $ 148,753,130    $615,609,219    $390,603,823


                                                                            SUBACCOUNTS (CONTINUED)
                                                 ----------------------------------------------------------------------------
                                                                                                      MFS             OCC
                                                    AIM V.I.       JANUS ASPEN         MFS          EMERGING      ACCUMULATION
                                                     VALUE          GROWTH         RESEARCH         GROWTH      TRUST SMALL CAP
                                                      FUND          PORTFOLIO        SERIES          SERIES        PORTFOLIO
                                                 ------------   -------------    ------------   -------------    ------------
          Number of shares:                         4,490,445       4,879,257       3,928,616       6,879,733       3,369,659
          Net asset value per share (rounded):    $     26.25    $      23.54    $      19.05    $      21.47    $      23.10
          Cost:                                   $97,743,585    $ 92,066,013    $ 61,848,000    $115,588,827    $ 84,090,953


                                                                            SUBACCOUNTS (CONTINUED)
                                                 ----------------------------------------------------------------------------
                                                                                                                  PRUDENTIAL
                                                WARBURG PINCUS                    JANUS ASPEN    T. ROWE PRICE       SMALL
                                                 POST-VENTURE     PRUDENTIAL     INTERNATIONAL   INTERNATIONAL  CAPITALIZATION
                                                    CAPITAL         GLOBAL          GROWTH           STOCK           STOCK
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                 -------------   ------------    -------------   -------------   ------------
          Number of shares:                         1,779,571       3,525,180       6,402,090       2,488,407       2,476,995
          Net asset value per share (rounded):    $     11.82    $      21.16    $      21.27    $      14.52      $    14.71
          Cost:                                   $18,840,806    $ 67,303,672    $120,801,960    $ 33,422,226    $ 35,155,365


                                                    SUBACCOUNTS (CONTINUED)
                                                 ----------------------------
                                                   AMERICAN        FRANKLIN
                                                    CENTURY        SMALL CAP
                                                   VP VALUE       GROWTH FUND
                                                 ------------     -----------
          Number of shares:                           537,367         380,355
          Net asset value per share (rounded):    $      6.73     $      9.23
          Cost:                                   $ 3,504,234     $ 3,170,415


                                                                        A18

NOTE 4:   CONTRACT OWNER UNIT INFORMATION

          Outstanding contract owner units, unit values and total value of contract owner equity at December 31, 1998 were as follows:

                                                                                SUBACCOUNTS
                                                  ---------------------------------------------------------------------------
                                                  PRUDENTIAL      PRUDENTIAL      PRUDENTIAL          OCC
                                                     MONEY        DIVERSIFIED     HIGH YIELD     ACCUMULATION     PRUDENTIAL
                                                    MARKET           BOND            BOND        TRUST MANAGED    STOCK INDEX
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  ------------    ------------    ------------   -------------   ------------
          Contract Owner Units Outstanding
           (Discovery Preferred) ...............    16,875,120      27,227,803      21,653,103             N/A     37,972,661
          Unit Value (Discovery Preferred) .....  $    1.12985    $    1.19977    $    1.21296             N/A   $    1.88540
                                                  ------------    ------------    ------------    ------------   ------------
          Contract Owner Equity
           (Discovery Preferred) ...............  $ 19,066,355    $ 32,667,101    $ 26,264,348             N/A   $ 71,593,654
                                                  ------------    ------------    ------------    ------------   ------------
          Contract Owner Units Outstanding
           (Discovery Select) ..................   196,092,083     279,253,272     227,901,703     302,639,179    261,830,285
          Unit Value (Discovery Select) ........  $    1.12985    $    1.19977    $    1.21296    $    1.34022   $    1.88540
                                                  ------------    ------------    ------------    ------------   ------------
          Contract Owner Equity
           (Discovery Select) ..................  $221,554,640    $335,039,698    $276,435,650    $405,603,080   $493,654,818
                                                  ------------    ------------    ------------    ------------   ------------
          TOTAL CONTRACT OWNER EQUITY ..........  $240,620,995    $367,706,799    $302,699,998    $405,603,080   $565,248,472
                                                  ============    ============    ============    ============   ============

                                                                            SUBACCOUNTS (CONTINUED)
                                                 ---------------------------------------------------------------------------
                                                                   AIM V.I.      T.ROWE PRICE
                                                  PRUDENTIAL       GROWTH &         EQUITY        PRUDENTIAL      PRUDENTIAL
                                                 EQUITY INCOME      INCOME          INCOME          EQUITY         JENNISON
                                                   PORTFOLIO         FUND          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                 ------------    ------------    ------------    ------------   ------------
          Contract Owner Units Outstanding
           (Discovery Preferred) .............     37,673,379             N/A             N/A      87,093,573     37,478,162
          Unit Value (Discovery Preferred) ...   $    1.59960             N/A             N/A    $    1.60144   $    2.00651
                                                 ------------    ------------    ------------    ------------   ------------
          Contract Owner Equity
           (Discovery Preferred) .............   $ 60,262,337             N/A             N/A    $139,475,131   $ 75,200,307
                                                 ------------    ------------    ------------    ------------   ------------
          Contract Owner Units Outstanding
           (Discovery Select) ................    254,746,617      59,407,686     110,131,397     280,479,415    209,542,146
          Unit Value (Discovery Select) ......   $    1.59960    $    1.61976    $    1.43277    $    1.60144   $    2.00651
                                                 ------------    ------------    ------------    ------------   ------------
          Contract Owner Equity
           (Discovery Select) ................   $407,492,689    $ 96,226,194    $157,792,961    $449,170,954   $420,448,411
                                                 ------------    ------------    ------------    ------------   ------------
          TOTAL CONTRACT OWNER EQUITY ........   $467,755,026    $ 96,226,194    $157,792,961    $588,646,085   $495,648,718
                                                 ============    ============    ============    ============   ============

                                                                            SUBACCOUNTS (CONTINUED)
                                                ------------------------------------------------------------------------------
                                                                                                     MFS             OCC
                                                   AIM V.I.       JANUS ASPEN         MFS         EMERGING      ACCUMULATION
                                                     VALUE          GROWTH         RESEARCH        GROWTH      TRUST SMALL CAP
                                                     FUND          PORTFOLIO        SERIES         SERIES         PORTFOLIO
                                                ------------     -----------     -----------    ------------   ---------------
          Contract Owner Units Outstanding
           (Discovery Preferred) .............           N/A             N/A             N/A             N/A             N/A
          Unit Value (Discovery Preferred) ...           N/A             N/A             N/A             N/A             N/A
                                                ------------    ------------     -----------    ------------     -----------
          Contract Owner Equity
           (Discovery Preferred) .............           N/A             N/A             N/A             N/A             N/A
                                                ------------    ------------     -----------    ------------     -----------
          Contract Owner Units Outstanding
           (Discovery Select) ................    70,530,542      70,344,877      50,551,268      96,930,075      68,479,356
          Unit Value (Discovery Select) ......  $    1.67125    $    1.63278     $   1.48048    $    1.52386     $   1.13668
                                                ------------    ------------     -----------    ------------     -----------
         Contract Owner Equity
           (Discovery Select) ................  $117,874,169    $114,857,708     $74,840,141    $147,707,864     $77,839,114
                                                ------------    ------------     -----------    ------------     -----------
          TOTAL CONTRACT OWNER EQUITY ........  $117,874,169    $114,857,708     $74,840,141    $147,707,864     $77,839,114
                                                ============    ============     ===========    ============     ===========

                                                                            SUBACCOUNTS (CONTINUED)
                                                ------------------------------------------------------------------------------
                                                                                                                  PRUDENTIAL
                                                WARBURG PINCUS                                   T. ROWE PRICE       SMALL
                                                 POST-VENTURE     PRUDENTIAL      JANUS ASPEN    INTERNATIONAL  CAPITALIZATION
                                                    CAPITAL         GLOBAL       INTERNATIONAL       STOCK           STOCK
                                                   PORTFOLIO       PORTFOLIO   GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO
                                                -------------   ------------   ----------------  -------------  --------------
          Contract Owner Units Outstanding
           (Discovery Preferred) .............          N/A      13,058,602               N/A             N/A      18,713,705
          Unit Value (Discovery Preferred) ...          N/A     $   1.55516               N/A             N/A     $   1.48176
                                                -----------     -----------      ------------     -----------     -----------
         Contract Owner Equity
           (Discovery Preferred) .............          N/A     $20,308,215               N/A             N/A     $27,729,220
                                                -----------     -----------      ------------     -----------     -----------
          Contract Owner Units Outstanding
           (Discovery Select) ................   18,712,329      34,899,069        95,669,051      29,923,449       6,947,511
          Unit Value (Discovery Select) ......  $   1.12410     $   1.55516      $    1.42337     $   1.20747     $   1.25353
                                                -----------     -----------      ------------     -----------     -----------
          Contract Owner Equity
           (Discovery Select) ................  $21,034,529     $54,273,637      $136,172,457     $36,131,667     $ 8,708,914
                                                -----------     -----------      ------------     -----------     -----------
          TOTAL CONTRACT OWNER EQUITY ........  $21,034,529     $74,581,852      $136,172,457     $36,131,667     $36,438,134
                                                ===========     ===========      ============     ===========     ===========


                                                                  A19

                                                 ----------------------------
                                                   AMERICAN        FRANKLIN
                                                    CENTURY        SMALL CAP
                                                   VP VALUE       GROWTH FUND
                                                 -----------      -----------
          Contract Owner Units Outstanding
           (Discovery Preferred) .............           N/A             N/A
          Unit Value (Discovery Preferred) ...           N/A             N/A
                                                  ----------      ----------
          Contract Owner Equity
           (Discovery Preferred) .............           N/A             N/A
                                                  ----------      ----------
          Contract Owner Units Outstanding
           (Discovery Select) ................     3,082,973       2,820,341
          Unit Value (Discovery Select) ......    $  1.17305      $  1.24477
                                                  ----------      ----------
          Contract Owner Equity
           (Discovery Select) ................    $3,616,481      $3,510,676
                                                  ----------      ----------
          TOTAL CONTRACT OWNER EQUITY ........    $3,616,481      $3,510,676
                                                  ==========      ==========
NOTE 5:   CHARGES AND EXPENSES

          A.   Mortality Risk and Expense Risk Charges

               The mortality risk and expense risk charges, at an effective annual rate of 1.25%, are applied daily against the net assets representing equity of Discovery Preferred and Discovery Select contract owners held in each subaccount. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life.

          B.   Administration Charges

               The administration charges at an effective annual rate of .15% is applied daily against the net assets representing equity of Discovery Preferred and Discovery Select contract owners held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners.

          C.   Withdrawal Charge

               A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn.

NOTE 6:   TAXES

          Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

NOTE 7:   NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT

          The increase (decrease) in net assets retained in the account represents the net contributions (withdrawals) of Pruco Life to (from) the Account. Effective October 13, 1998, Pruco Life no longer maintains a position in the account. Previously, Pruco Life maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.


                                       A20

NOTE 8:   UNIT ACTIVITY

          Transactions in units (including transfers among subaccounts) for the years ended December 31, 1998 and 1997 were as follows:

                                                                               SUBACCOUNTS
                                          ------------------------------------------------------------------------------------
                                                   PRUDENTIAL                  PRUDENTIAL                   PRUDENTIAL
                                                      MONEY                    DIVERSIFIED                  HIGH YIELD
                                                     MARKET                       BOND                         BOND
                                                    PORTFOLIO                   PORTFOLIO                    PORTFOLIO
                                          ------------------------   ----------------------------   --------------------------
                                               1998        1997         1998             1997           1998          1997
                                          -----------   ----------   -----------       ----------   -----------    -----------
          Contract Owner Contributions:   331,650,231   65,831,879   237,118,644       86,785,365   184,723,455     87,620,836
          Contract Owner Redemptions:    (215,127,759)  (4,748,606)  (37,463,915)      (2,529,033)  (40,262,125)    (2,939,880)


                                                                          SUBACCOUNTS (CONTINUED)
                                          ------------------------------------------------------------------------------------
                                                       OCC
                                                  ACCUMULATION                 PRUDENTIAL                   PRUDENTIAL
                                                  TRUST MANAGED                STOCK INDEX                 EQUITY INCOME
                                                    PORTFOLIO                   PORTFOLIO                    PORTFOLIO
                                          ------------------------   ----------------------------   --------------------------
                                               1998         1997         1998            1997          1998           1997
                                          -----------  -----------   -----------      -----------   -----------    ------------
          Contract Owner Contributions:   191,632,041  138,319,187   191,146,233      130,289,810   197,270,485    113,122,809
          Contract Owner Redemptions:     (33,777,164)  (2,176,073)  (39,441,955)      (2,545,104)  (37,833,640)    (2,711,090)


                                                                          SUBACCOUNTS (CONTINUED)
                                          -------------------------------------------------------------------------------------
                                                    AIM V.I.                  T. ROWE PRICE
                                                    GROWTH &                     EQUITY                     PRUDENTIAL
                                                     INCOME                      INCOME                       EQUITY
                                                      FUND                      PORTFOLIO                    PORTFOLIO
                                          ------------------------   ----------------------------   ---------------------------
                                              1998         1997         1998              1997         1998             1997
                                          -----------   ----------   -----------       ----------   -----------     -----------
          Contract Owner Contributions:    33,393,776   29,512,407    59,351,080       59,990,905   187,580,463     160,533,737
          Contract Owner Redemptions:      (6,352,042)    (553,113)  (14,700,797)      (1,088,511)  (40,618,482)     (5,825,560)


                                                                          SUBACCOUNTS (CONTINUED)
                                          -------------------------------------------------------------------------------------
                                                   PRUDENTIAL                   AIM V.I.                JANUS ASPEN SERIES
                                                    JENNISON                     VALUE                        GROWTH
                                                    PORTFOLIO                    FUND                        PORTFOLIO
                                          ------------------------    ---------------------------    --------------------------
                                              1998         1997          1998            1997            1998           1997
                                          -----------   ----------    ----------       ----------    ----------      ----------
          Contract Owner Contributions:   169,816,396   79,878,499    42,370,683       33,600,344    38,586,915      35,742,383
          Contract Owner Redemptions:     (27,814,479)  (2,874,851)   (8,849,926)        (624,550)   (8,478,173)       (965,117)


                                                                          SUBACCOUNTS (CONTINUED)
                                          -------------------------------------------------------------------------------------
                                                                                   MFS                          OCC
                                                       MFS                      EMERGING                   ACCUMULATION
                                                    RESEARCH                     GROWTH                   TRUST SMALL CAP
                                                     SERIES                      SERIES                      PORTFOLIO
                                          ------------------------   ----------------------------    --------------------------
                                              1998         1997         1998              1997          1998            1997
                                          -----------   ----------   -----------       ----------    ----------      ----------
          Contract Owner Contributions:    25,587,443   29,135,886    65,462,962       39,702,100    42,145,368      34,338,760
          Contract Owner Redemptions:      (6,445,798)    (449,033)  (12,875,587)      (1,114,281)   (9,942,999)       (407,189)


                                                                         SUBACCOUNTS (CONTINUED)
                                          -------------------------------------------------------------------------------------
                                                 WARBURG PINCUS
                                                  POST-VENTURE                 PRUDENTIAL                   JANUS ASPEN
                                                     CAPITAL                     GLOBAL                    INTERNATIONAL
                                                    PORTFOLIO                   PORTFOLIO                GROWTH PORTFOLIO
                                          ------------------------    ---------------------------   ---------------------------
                                               1998         1997         1998            1997           1998            1997
                                          -----------    ---------    ----------       ----------   -----------      ----------
          Contract Owner Contributions:     9,699,611    9,575,258    22,311,044       22,201,105    46,728,091      58,792,020
          Contract Owner Redemptions:      (2,027,125)    (320,553)   (7,301,735)      (1,082,051)  (14,796,532)       (948,109)


                                                                        SUBACCOUNTS (CONTINUED)
                                          -------------------------------------------------------------------------------------
                                                                             PRUDENTIAL
                                                T. ROWE PRICE                   SMALL
                                                INTERNATIONAL              CAPITALIZATION            AMERICAN      FRANKLIN
                                                    STOCK                       STOCK                 CENTURY     SMALL CAP
                                                  PORTFOLIO                   PORTFOLIO              VP VALUE*   GROWTH FUND*
                                          ------------------------    ------------------------     ----------   ------------
                                             1998         1997           1998          1997            1998          1998
                                          -----------   ----------    ----------     ---------      ---------    ------------
          Contract Owner Contributions:    12,732,340   19,626,822    11,437,423     7,528,116      3,106,101     2,877,726
          Contract Owner Redemptions:      (4,847,940)    (538,233)   (3,224,486)     (669,603)       (23,128)      (57,385)


          * Commenced operations on September 1, 1998.


                                                                            A21

NOTE 9:   PURCHASES AND SALES OF INVESTMENTS

          The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the year ended December 31, 1998 were as follows:


                                                                                   SUBACCOUNTS
                                                 ------------------------------------------------------------------------------
                                                   PRUDENTIAL      PRUDENTIAL      PRUDENTIAL          OCC
                                                      MONEY        DIVERSIFIED     HIGH YIELD     ACCUMULATION     PRUDENTIAL
                                                     MARKET           BOND            BOND        TRUST MANAGED    STOCK INDEX
                                                    PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  ------------    ------------    ------------    ------------    -------------
          Purchases .........................     $164,993,546    $231,918,762    $183,495,337    $206,903,908     $254,552,253
          Sales .............................     $(41,334,350)   $ (3,201,618)   $ (5,652,537)   $ (3,295,316)    $ (8,311,116)


                                                                             SUBACCOUNTS (CONTINUED)
                                                  -----------------------------------------------------------------------------
                                                                    AIM V.I.      T. ROWE PRICE
                                                   PRUDENTIAL       GROWTH &         EQUITY        PRUDENTIAL     PRUDENTIAL
                                                  EQUITY INCOME      INCOME          INCOME          EQUITY        JENNISON
                                                    PORTFOLIO         FUND          PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                  -------------    -----------    --------------  ------------    -------------
          Purchases .........................     $274,968,092     $37,570,755     $61,202,619    $235,180,873    $242,388,704
          Sales .............................     $ (6,954,040)    $  (932,330)    $(2,098,886)   $(12,346,660)   $ (6,642,052)


                                                                             SUBACCOUNTS (CONTINUED)
                                                  -----------------------------------------------------------------------------
                                                                                                       MFS            OCC
                                                    AIM V.I.       JANUS ASPEN         MFS          EMERGING     ACCUMULATION
                                                      VALUE          GROWTH         RESEARCH         GROWTH     TRUST SMALL CAP
                                                      FUND          PORTFOLIO        SERIES          SERIES        PORTFOLIO
                                                  ------------    ------------     -----------     -----------  ---------------
          Purchases .........................     $ 47,616,743    $ 52,440,779     $25,931,545     $73,599,825     $38,874,634
          Sales .............................     $ (1,571,476)   $(13,088,543)    $(1,557,051)    $(6,308,763)    $  (923,655)


                                                                             SUBACCOUNTS (CONTINUED)
                                                  -----------------------------------------------------------------------------
                                                                                                                  PRUDENTIAL
                                                  WARBURG PINCUS                                   T. ROWE PRICE      SMALL
                                                   POST-VENTURE     PRUDENTIAL    JANUS ASPEN      INTERNATIONAL CAPITALIZATION
                                                     CAPITAL         GLOBAL      INTERNATIONAL         STOCK          STOCK
                                                    PORTFOLIO       PORTFOLIO   GROWTH PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                  --------------    ----------  ----------------   ------------- --------------
          Purchases .........................       $7,989,459     $23,709,931     $45,885,779      $9,313,473     $12,366,314
          Sales .............................       $ (216,545)    $(3,844,639)    $(4,264,976)     $ (966,833)    $(2,564,756)


                                                      SUBACCOUNTS (CONTINUED)
                                                   ----------------------------
                                                    AMERICAN        FRANKLIN
                                                     CENTURY        SMALL CAP
                                                    VP VALUE       GROWTH FUND
                                                   -----------     ------------
          Purchases .........................       $3,508,437      $3,260,513
          Sales .............................       $   (4,000)     $  (96,786)


                                       A22

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners of the
Discovery Select Variable Annuity Subaccounts of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential High Yield Bond Portfolio, OCC Accumulation Trust Managed Portfolio, Prudential Stock Index Portfolio, Prudential Equity Income Portfolio, AIM V.I. Growth and Income Fund,
T. Rowe Price Equity Income Portfolio, Prudential Equity Portfolio, Prudential Jennison Portfolio, AIM V.I. Value Fund, Janus Aspen Growth Portfolio, MFS Research Series, MFS Emerging Growth Series, OCC Accumulation Trust Small Cap Portfolio, Warburg Pincus Post-Venture Capital Portfolio, Prudential Global Portfolio, Janus Aspen International Growth Portfolio, T. Rowe Price International Stock Portfolio, Prudential Small Capitalization Stock Portfolio, American Century VP Value and Franklin Small Cap Growth Fund of the Discovery Select Variable Annuity Subaccounts of Pruco Life Flexible Premium Variable Annuity Account at December 31, 1998, the results of each of their operations for the year then ended (for the period September 1, 1998 through December 31, 1998 for American Century VP Value and Franklin Small Cap Growth Fund) and the changes in each of their net assets for each of the two years in the period then ended, (for the period September 1, 1998 through December 31, 1998 for American Century VP Value and Franklin Small Cap Growth Fund), in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 1998, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
March 19, 1999


                                       A23

                      DISCOVERY SELECT(R) VARIABLE ANNUITY


        CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES






Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Financial Position
December 31, 1998 and 1997 (In Thousands)
--------------------------------------------------------------------------------

                                                                                  1998            1997
                                                                              ------------    ------------
ASSETS
Fixed maturities
    Available for sale, at fair value (amortized cost, 1998: $2,738,654;
         1997: $2,526,554)                                                    $  2,763,926    $  2,563,852
    Held to maturity, at amortized cost (fair value, 1998: $421,845; 1997:
         $350,056)                                                                 410,558         338,848
Equity securities - available for sale, at fair value (cost, 1998: $2,951;           2,847           1,982
1997: $1,289)
Mortgage loans on real estate                                                       17,354          22,787
Policy loans                                                                       766,917         703,955
Short-term investments                                                             240,727         316,355
Other long-term investments                                                          1,047           1,317
                                                                              ------------    ------------
               Total investments                                                 4,203,376       3,949,096
Cash                                                                                89,679          71,358
Deferred policy acquisition costs                                                  861,713         655,242
Accrued investment income                                                           61,114          67,000
Other assets                                                                        65,145          86,692
Separate Account assets                                                         11,531,754       8,022,079
                                                                              ------------    ------------
TOTAL ASSETS                                                                  $ 16,812,781    $ 12,851,467
                                                                              ============    ============

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                               $  2,696,191    $  2,380,460
Future policy benefits and other policyholder liabilities                          534,599         472,460
Cash collateral for loaned securities                                               73,336         143,421
Securities sold under agreement to repurchase                                       49,708              --
Income taxes payable                                                                44,524          71,703
Net deferred income tax liability                                                  148,834         138,483
Payable to affiliate                                                                66,568          70,375
Other liabilities                                                                   55,038         120,260
Separate Account liabilities                                                    11,490,751       7,948,788
                                                                              ------------    ------------
Total liabilities                                                               15,159,549      11,345,950
                                                                              ------------    ------------
Contingencies (See Note 11)
Stockholder's Equity
Common stock, $10 par value;
    1,000,000 shares, authorized;
    250,000 shares, issued and outstanding at
    December 31, 1998 and 1997                                                       2,500           2,500
Paid-in-capital                                                                    439,582         439,582
Retained earnings                                                                1,202,833       1,050,871

Accumulated other comprehensive income
    Net unrealized investment gains                                                  9,902          17,129
    Foreign currency translation adjustments                                        (1,585)         (4,565)
                                                                              ------------    ------------
Accumulated other comprehensive income                                               8,317          12,564
                                                                              ------------    ------------
Total stockholder's equity                                                       1,653,232       1,505,517
                                                                              ------------    ------------
TOTAL LIABILITIES AND
     STOCKHOLDER'S EQUITY                                                     $ 16,812,781    $ 12,851,467
                                                                              ============    ============

                 See Notes to Consolidated Financial Statements


Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Operations
Years Ended December 31, 1998, 1997 and 1996 (In Thousands)
--------------------------------------------------------------------------------

                                                                    1998                1997                1996
                                                                  ---------           ---------           ---------
REVENUES
Premiums                                                          $  57,467           $  49,496           $  51,525
Policy charges and fee income                                       364,719             330,292             324,976
Net investment income                                               261,430             259,634             247,328
Realized investment gains, net                                       44,841              10,974              10,835
Other income                                                         41,267              33,801              20,818
                                                                  ---------           ---------           ---------

Total revenues                                                      769,724             684,197             655,482
                                                                  ---------           ---------           ---------

BENEFITS AND EXPENSES

Policyholders' benefits                                             186,527             179,419             186,873
Interest credited to policyholders' account balances                118,935             110,815             118,246
General, administrative and other expenses                          228,067             225,721             122,006
                                                                  ---------           ---------           ---------

Total benefits and expenses                                         533,529             515,955             427,125
                                                                  ---------           ---------           ---------

Income from operations before income taxes                          236,195             168,242             228,357
                                                                  ---------           ---------           ---------

Income taxes
   Current                                                           69,768              73,326              60,196
   Deferred                                                          14,465             (11,458)             18,939
                                                                  ---------           ---------           ---------

Total income taxes                                                   84,233              61,868              79,135
                                                                  ---------           ---------           ---------

NET INCOME                                                          151,962             106,374             149,222
                                                                  ---------           ---------           ---------


Other comprehensive income, net of tax:

     Unrealized gains on securities, net of
       reclassification adjustment                                   (7,227)              3,025             (17,952)

     Foreign currency translation adjustments                         2,980              (2,863)               (482)
                                                                  ---------           ---------           ---------

Other comprehensive income                                           (4,247)                162             (18,434)
                                                                  ---------           ---------           ---------

TOTAL COMPREHENSIVE INCOME                                        $ 147,715           $ 106,536           $ 130,788
                                                                  =========           =========           =========

                 See Notes to Consolidated Financial Statements


Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity
Years Ended December 31, 1998, 1997, and 1996 (In Thousands)
--------------------------------------------------------------------------------

                                                                                                      Accumulated
                                                                                                         other            Total
                                                      Common          Paid-in-         Retained      comprehensive     stockholder's
                                                      stock           capital          earnings         income            equity
                                                   -----------      -----------      -----------     -------------     -------------
Balance, January 1, 1996                           $     2,500      $   439,582      $   795,275      $    30,836       $ 1,268,193

    Net income                                              --               --          149,222               --           149,222

    Change in foreign currency
      translation adjustments                               --               --               --             (482)             (482)

    Change in net unrealized
      investment gains, net of
      reclassification  adjustment                          --               --               --          (17,952)          (17,952)

                                                   -----------      -----------      -----------      -----------       -----------

Balance, December 31, 1996                               2,500          439,582          944,497           12,402         1,398,981

    Net income                                              --               --          106,374               --           106,374

    Change in foreign currency
      translation adjustments                               --               --               --           (2,863)           (2,863)

    Change in net unrealized
      investment gains, net of
      reclassification adjustment                           --               --               --            3,025             3,025
                                                   -----------      -----------      -----------      -----------       -----------

Balance, December 31, 1997                               2,500          439,582        1,050,871           12,564         1,505,517

    Net income                                              --               --          151,962               --           151,962

    Change in foreign currency
      translation adjustments                               --               --               --            2,980             2,980

    Change in net unrealized
      investment gains, net  of
      reclassification adjustment                           --               --               --           (7,227)           (7,227)

                                                   -----------      -----------      -----------      -----------       -----------

Balance, December 31, 1998                         $     2,500      $   439,582      $ 1,202,833      $     8,317       $ 1,653,232

                                                   ===========      ===========      ===========      ===========       ============

                 See Notes to Consolidated Financial Statements


Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows
Years Ended December 31, 1998, 1997, and 1996 (In Thousands)
--------------------------------------------------------------------------------

                                                                                    1998                1997                1996
                                                                                -----------         -----------         -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                      $   151,962         $   106,374         $   149,222
Adjustments to reconcile net income to net cash (used in)
     provided by operating activities:
     Policy charges and fee income                                                  (47,230)            (40,783)            (50,286)
     Interest credited to policyholders' account balances                           118,935             110,815             118,246
     Realized investment gains, net                                                 (44,841)            (10,974)            (10,835)
     Amortization and other non-cash items                                           18,611             (31,181)             29,334
     Change in:
         Future policy benefits and other policyholders' liabilities                 62,139              39,683              54,176
         Accrued investment income                                                    5,886              (4,890)             (2,248)
         Separate Accounts                                                           32,288             (13,894)            (38,025)
         Payable to affiliate                                                        (3,807)             20,547              16,519
         Policy loans                                                               (62,962)            (64,173)            (70,509)
         Deferred policy acquisition costs                                         (206,471)            (22,083)            (66,183)
         Income taxes payable                                                       (27,179)             78,894                (816)
         Deferred income tax liability                                               10,351             (10,477)              7,912
         Other, net                                                                 (43,675)             34,577               7,814
                                                                                -----------         -----------         -----------
Cash Flows (Used In) From Operating Activities                                      (35,993)            192,435             144,321
                                                                                -----------         -----------         -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
               Available for sale                                                 5,429,396           2,828,665           3,886,254
               Held to maturity                                                      74,767             138,626             138,127
         Equity securities                                                            4,101               6,939               7,527
         Mortgage loans on real estate                                                5,433              24,925              19,226
         Other long-term investments                                                  1,140               3,276                 288
         Investment real estate                                                          --                  --               4,488
     Payments for the purchase of:
         Fixed maturities:
               Available for sale                                                (5,617,208)         (3,141,785)         (4,008,810)
               Held to maturity                                                    (145,919)            (70,532)           (114,494)
         Equity securities                                                           (2,274)             (4,594)             (4,697)
         Other long-term investments                                                   (409)                (51)               (657)
     Cash collateral for loaned securities, net                                     (70,085)            143,421                   -
     Securities sold under agreement to repurchase, net                              49,708                   -                   -
     Short-term investments, net                                                     75,771            (147,030)             58,186
                                                                                -----------         -----------         -----------
Cash Flows Used In Investing Activities                                            (195,579)           (218,140)            (14,562)
                                                                                -----------         -----------         -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
          Deposits                                                                3,098,721           2,099,600             536,370
          Withdrawals                                                            (2,848,828)         (2,076,303)           (633,798)
                                                                                -----------         -----------         -----------
Cash Flows From (Used in) Financing Activities                                      249,893              23,297             (97,428)
                                                                                -----------         -----------         -----------
     Net increase (decrease) in Cash                                                 18,321              (2,408)             32,331
     Cash, beginning of year                                                         71,358              73,766              41,435
                                                                                -----------         -----------         -----------
CASH, END OF PERIOD                                                             $    89,679         $    71,358         $    73,766
                                                                                ===========         ===========         ===========

SUPPLEMENTAL CASH FLOW INFORMATION
     Income taxes paid (received)                                               $    99,810         $    (7,904)        $    61,760
                                                                                ===========         ===========         ===========

                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


1.   BUSINESS

Pruco Life Insurance Company (the Company) is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. The Company markets individual life insurance, variable life insurance, variable annuities, fixed annuities, and a group annuity program (the Contracts) in all states and territories except the District of Columbia and Guam. In addition, the Company markets individual life insurance through its branch office in Taiwan. The Company has two wholly owned subsidiaries, Pruco Life Insurance Company of New Jersey (PLNJ) and The Prudential Life Insurance Company of Arizona (PLICA). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, fixed annuities, and variable annuities only in the states of New Jersey and New York. PLICA is a stock life insurance company organized in 1988 under the laws of the state of Arizona. PLICA had no new business sales in 1997 or 1998 and at this time will not be issuing new business.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Prudential intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual and group annuities. There are approximately 1,620 stock, mutual and other types of insurers in the life insurance business in the United States.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments

Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, net of income taxes, are included in a separate component of equity, "Accumulated other comprehensive income."

Equity securities, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, net of income tax, the effects on deferred policy acquisition costs and on participating annuity contracts that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Accumulated other comprehensive income."

Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized discounts and allowance for losses. The allowance for losses is based upon a loan specific review and management's consideration of past results, current trends, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Impaired loans are identified by management as loans in which a probability exists that all amounts due according to the contractual terms of the loan agreement will not be collected.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Impaired loans are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral if the loan is collateral dependent.

Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues the accrual of interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but unpaid interest previously recorded on such loan is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where interest has been interrupted for a substantial period, a regular payment performance has been established.

Policy loans are carried at unpaid principal balances.

Short-term investments, consists primarily of highly liquid debt instruments purchased with an original maturity of twelve months or less and are carried at amortized cost, which approximates fair value.

Other long-term investments primarily represent the Company's investments in joint ventures and partnerships in which the Company does not have control. These investments are recorded using the equity method of accounting, reduced for other than temporary declines in value.

Realized investment gains, net are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

Cash

Cash  includes  cash  on  hand,   amounts  due  from  banks,  and  money  market
instruments.

Deferred Policy Acquisition Costs

The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent that they are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income."

Acquisition costs related to interest-sensitive life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience. Amortization periods range from 15 to 30 years. For participating life insurance, deferred policy acquisition costs are amortized over the expected life of the contracts in proportion to estimated gross margins based on historical and anticipated future experience, which is updated periodically. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect of revisions to estimated gross profits on unamortized deferred acquisition costs is reflected in earnings in the period such estimated gross profits are revised.

Securities loaned

Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% of the fair value of the securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position. Substantially all of the Company's securities loaned are with large brokerage firms.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased is monitored and additional collateral is requested, where appropriate, to protect against credit exposure.

Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are
short-term  in  nature  (usually  30  days  or  less).   Securities  loaned  are
collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

Separate Account Assets and Liabilities

Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. Separate Account assets include common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statement of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized separate account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

Insurance Revenue and Expense Recognition

Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

Premiums from non-participating group annuities with life contingencies are generally recognized when due. For single premium immediate annuities, premiums are recognized when due with any excess profit deferred and recognized in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Amounts received as payment for interest-sensitive life, individual annuities, and guaranteed investment contracts are reported as deposits to "Policyholders' account balances." Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. In addition, interest earned from the investment of these account balances is reflected in "Net investment income." Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

Foreign Currency Translation Adjustments

Assets and liabilities of the Taiwan branch are translated to U.S. dollars at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Cumulative translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to "Other comprehensive income." The cumulative effect of changes in foreign exchange rates are included in "Accumulated other comprehensive income."

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Other Income

Other income consists primarily of asset management fees which are received by the Company from Prudential for services Prudential provides to the Prudential Series Fund, an underlying investment option of the Separate Accounts.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, various financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include futures, currency swaps, and options contracts and can be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to hedge market risk from changes in interest rates or foreign currency exchange rates, and to alter interest rate or currency exposures arising from mismatches between assets and liabilities. All derivatives used by the Company are for other than trading purposes.

To qualify as a hedge, derivatives must be designated as hedges for existing assets, liabilities, firm commitments, or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives must be evaluated at the inception of the hedge and throughout the hedge period.

When derivatives qualify as hedges, the changes in the fair value or cash flows of the derivatives and the hedged items are recognized in earnings in the same period. If the Company's use of other than trading derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other liabilities" in the Consolidated Statements of Financial Position, and changes in their fair value are recognized in earnings in "Realized investment gains, net" without considering changes in the hedged assets or liabilities. Cash flows from other than trading derivative assets and liabilities are reported in the operating activities section in the Consolidated Statements of Cash Flows.

Income Taxes

The Company and its subsidiaries are members of the consolidated federal income tax return of Prudential and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

New Accounting Pronouncements

In June 1996, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 125"). The statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities and provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS 125 became effective January 1, 1997 and is to be applied prospectively. Subsequent to June 1996, FASB issued SFAS No. 127 "Deferral of the Effective Date of Certain Provisions of SFAS 125" ("SFAS 127"). SFAS 127 delays the implementation of SFAS 125 for one year for certain transactions, including repurchase agreements, dollar rolls, securities lending and similar transactions. Adoption of SFAS 125 did not have a material impact on the Company's results of operations, financial position and liquidity.

During 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income," which was issued by the FASB in June 1997. This statement defines comprehensive income and establishes standards for reporting and displaying comprehensive income and its components in financial statements. The statement requires that the Company classify items of other comprehensive income by their nature and display the accumulated balance of other comprehensive income separately from retained earnings in the equity section of the Statement of Financial Position. Application of this statement did not change recognition or measurement of net income and, therefore, did not affect the Company's financial position or results of operations.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

On January 1, 1999,  the Company  adopted the  American  Institute  of Certified
Public Accountants ("AICPA") Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3"). This statement provides guidance for determining when an insurance company or other enterprise should recognize a liability for guaranty-fund assessments as well as guidance for measuring the liability. The adoption of SOP 97-3 is not expected to have a material effect on the Company's financial position or results of operations.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge).

SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which can affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change. The Company is required to adopt this Statement no later than January 1, 2000 and is currently assessing the effect of the new standard.

In  October,  1998,  the AICPA  issued  Statement  of  Position  98-7,  "Deposit
Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk," ("SOP 98-7"). This statement provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The adoption of this statement is not expected to have a material effect on the Company's financial position or results of operations.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to current year presentation.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS

Fixed Maturities and Equity Securities:

The following tables provide additional information relating to fixed maturities and equity securities as of December 31,:

                                                                                                  1998
                                                                    ----------------------------------------------------------------
                                                                                        Gross             Gross
                                                                    Amortized         Unrealized        Unrealized        Estimated
                                                                       Cost             Gains             Losses          Fair Value
                                                                    ----------        ----------        ----------        ----------
                                                                                             (In Thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
     U.S. government corporations and agencies                         110,294               864               318           110,840

Foreign government bonds                                                87,112             2,003               696            88,419

Corporate securities                                                 2,540,498            30,160             6,897         2,563,761

Mortgage-backed securities                                                 750               156                --               906
                                                                    ----------        ----------        ----------        ----------
Total fixed maturities available for sale                           $2,738,654        $   33,183        $    7,911        $2,763,926
                                                                    ==========        ==========        ==========        ==========

  Equity securities available for sale                              $    2,951        $      168        $      272        $    2,847
                                                                    ==========        ==========        ==========        ==========

  Fixed maturities held to maturity
  Corporate securities                                              $  410,558        $   11,287        $       --        $  421,845
                                                                    ----------        ----------        ----------        ----------
  Total fixed maturities held to maturity                           $  410,558        $   11,287        $       --        $  421,845
                                                                    ==========        ==========        ==========        ==========


                                                                                                  1997
                                                                    ----------------------------------------------------------------
                                                                                        Gross             Gross
                                                                    Amortized         Unrealized        Unrealized        Estimated
                                                                       Cost             Gains             Losses          Fair Value
                                                                    ----------        ----------        ----------        ----------
                                                                                             (In Thousands)
  Fixed maturities available for sale
  U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                    $  177,691        $    1,231        $       20        $  178,902

  Foreign government bonds                                              83,889             1,118                19            84,988

  Corporate securities                                               2,263,898            36,857             2,017         2,298,738

  Mortgage-backed securities                                             1,076               180                32             1,224
                                                                    ----------        ----------        ----------        ----------
  Total fixed maturities available for sale                         $2,526,554        $   39,386        $    2,088        $2,563,852
                                                                    ==========        ==========        ==========        ==========

  Equity securities available for sale                              $    1,289        $      802        $      109        $    1,982
                                                                    ==========        ==========        ==========        ==========

  Fixed maturities held to maturity
  Corporate securities                                              $  338,848        $   11,427        $      219        $  350,056
                                                                    ----------        ----------        ----------        ----------
  Total fixed maturities held to maturity                           $  338,848        $   11,427        $      219        $  350,056
                                                                    ==========        ==========        ==========        ==========

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, categorized by contractual maturities at December 31, 1998 are shown below:

                                                     Available for Sale                         Held to Maturity
                                               --------------------------------        ---------------------------------
                                               Amortized         Estimated Fair         Amortized         Estimated Fair
                                                 Cost                Value                Cost                 Value
                                               ---------         --------------        ----------         --------------
                                                       (In Thousands)                          (In Thousands)
Due in one year or less                        $   72,931          $   73,254          $    3,036          $    3,064

Due after one year through five years           1,050,981           1,059,389             193,749             201,136

Due after five years through ten years          1,142,507           1,156,664             155,568             158,801

Due after ten years                               471,485             473,713              58,205              58,844

Mortgage-backed securities                            750                 906                  --                  --
                                               ----------          ----------          ----------          ----------
Total                                          $2,738,654          $2,763,926          $  410,558          $  421,845
                                               ==========          ==========          ==========          ==========


Actual maturities will differ from contractual maturities because, in certain circumstances, issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 1998, 1997, and 1996 were $5,327.3 million, $2,796.3 million, and $3,667.1 million, respectively. Gross gains of $46.3 million, $18.6 million, and $22.1 million and gross losses of $14.1 million, $7.9 million, and $17.6 million were realized on those sales during 1998, 1997, and 1996, respectively.

Proceeds from the maturity of fixed maturities available for sale during 1998, 1997, and 1996 were $102.1 million, $32.4 million, and $219.2 million, respectively. During the years ended December 31, 1998, 1997, and 1996, there were no securities classified as held to maturity that were sold.

Writedowns for impairments of fixed maturities which were deemed to be other than temporary were $2.8 million, $.1 million and $.1 million for the years 1998, 1997 and 1996, respectively.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)

The following table describes the credit quality of the fixed maturity portfolio, based on ratings assigned by the National Association of Insurance Commissioners ("NAIC") or Standard & Poor's Corporation, an independent rating agency as of December 31, 1998:

                                                              Available for Sale                          Held to Maturity
                                                       ------------------------------          -------------------------------------

                                                        Amortized        Estimated Fair         Amortized        Estimated Fair
                                                          Cost               Value                Cost               Value
                                                       ----------        --------------        ----------        --------------
                                                               (In Thousands)                          (In Thousands)
 NAIC      Standard & Poor's
  1          AAA to AA-                                $1,195,301          $1,211,995          $  180,070          $  186,683
  2          BBB+ to BBB-                               1,254,522           1,263,656             182,298             185,417
  3          BB+ to BB-                                   201,033             204,278              39,346              40,654
  4          B+ to B-                                      59,799              57,695               8,821               9,068
  5          CCC or lower                                  27,552              26,061                  --                  --
  6          In or near default                               447                 241                  23                  23
                                                       ----------          ----------          ----------          ----------
             Total                                     $2,738,654          $2,763,926          $  410,558          $  421,845
                                                       ==========          ==========          ==========          ==========


The fixed maturity portfolio consists largely of investment grade assets (rated "1" or "2" by the NAIC), with such investments accounting for 89% and 94% of the portfolio at December 31, 1998 and 1997, respectively, based on fair value. As of both of those dates, less than 1% of the fixed maturities portfolio was rated "6" by the NAIC, defined as public and private placement securities which are currently non-performing or believed subject to default in the near-term.

The Company continually reviews fixed maturities and identifies potential problem assets which require additional monitoring. The Company defines "problem" fixed maturities as those for which principal and/or interest payments are in default. The Company defines "potential problem" fixed maturities as assets which are believed to present default risk associated with future debt service obligations and therefore require more active management. At December 31, 1998 management identified $264.0 thousand of fixed maturity investments as problem or potential problem. An immaterial amount of problem or potential problem fixed maturities were identified in 1997.

Mortgage Loans on Real Estate

The Company's mortgage loans were collateralized by the following property types at December 31, 1998 and 1997.


                                            1998                 1997
                                    ------------------   -------------------
                                                (In Thousands)

     Office buildings               $    --        --    $ 4,607        20%

     Retail stores                    7,356        42%     8,090        35%

     Apartment complexes              5,988        35%     6,080        27%

     Industrial buildings             4,010        23%     4,010        18%
                                    ------------------   ------------------
           Net carrying value       $17,354       100%   $22,787       100%
                                    ==================   ==================

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)

The largest concentration of mortgage loans are in the states of Pennsylvania (35%), Washington (34%), and New Jersey (23%).

Special Deposits

Fixed maturities of $8.6 million and $8.3 million at December 31, 1998 and 1997, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

Other Long-Term Investments

The Company's "Other long-term investments" of $1.0 million and $1.3 million as of December 31, 1998 and 1997, respectively, are comprised of joint ventures and limited parterships. The Company's share of net income from these entities was $.1 million, $2.2 million and $1.4 million for the years ended December 31, 1998, 1997 and 1996, respectively, and is reported in "Net investment income."

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                               1998         1997         1996
                                            ---------    ---------    ---------
                                                      (In Thousands)

  Fixed maturities - available for sale     $ 179,184    $ 161,140    $ 152,445
  Fixed maturities - held to maturity          26,128       26,936       33,419
  Equity securities                                14           76           44
  Mortgage loans on real estate                 1,818        2,585        5,669
  Policy loans                                 40,928       37,398       33,449
  Short-term investments                       23,110       22,011       16,780
  Other                                         6,886       14,920       10,051
                                            ---------    ---------    ---------
  Gross investment income                     278,068      265,066      251,857
       Less:  investment expenses             (16,638)      (5,432)      (4,529)
                                            ---------    ---------    ---------
  Net investment income                     $ 261,430    $ 259,634    $ 247,328
                                            =========    =========    =========


Realized investment gains ,net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:


                                               1998         1997         1996
                                            ---------    ---------    ---------
                                                      (In Thousands)

  Fixed maturities - available for sale     $  29,330    $   9,039    $   9,036
  Fixed maturities - held to maturity             487          821           --
  Equity securities                             3,489            8          781
  Mortgage loans on real estate                    --          797        1,677
  Derivative instruments                       12,414           --           --
  Other                                          (879)         309         (659)
                                            ---------    ---------    ---------

  Realized investment gains, net            $  44,841    $  10,974    $  10,835
                                            =========    =========    =========

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)


Net Unrealized Investment Gains

Net unrealized investment gains on securities available for sale are included in the Consolidated Statement of Financial Position as a component of "Accumulated other comprehensive income." Changes in these amounts include reclassification adjustments to avoid double-counting in "Comprehensive income," items that are included as part of "Net income" for a period that also have been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                 1998            1997            1996
                                                                               --------        --------        --------
                                                                                            (In Thousands)
Net unrealized investment gains, beginning of year                             $ 17,129        $ 14,104        $ 32,056
Changes in net unrealized investment gains attributable to:
  Investments:
    Net unrealized gains on investments arising during the period                14,593          13,880         (20,405)
    Reclassification adjustment for gains included in net income                 22,799           6,680           6,165
                                                                               --------        --------        --------
    Change in net unrealized gains on investments, net of adjustments            (8,206)          7,200         (26,570)
Impact of net unrealized investment gains on:
  Policyholder's account balances                                                (1,063)          1,293          (2,467)
  Deferred policy acquisition costs                                               2,042          (5,468)         11,085
                                                                               --------        --------        --------
Change in net unrealized investment gains                                        (7,227)          3,025         (17,952)
                                                                               --------        --------        --------
Net unrealized investment gains, end of year                                   $  9,902        $ 17,129        $ 14,104
                                                                               ========        ========        ========


Unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax (benefit) expense of $(8.2) million, $(7.6) million and $12.1 million for the years ended December 31, 1998, 1997 and 1996, respectively.

Reclassification adjustments reported in the above table for the years ended December 31, 1998, 1997 and 1996 are net of income tax expense of $12.8 million, $3.6 million and $3.8 million, respectively.

Policyholder's account balances reported in the above table are net of income tax (benefit) expense of $(.2) million, $.0 million and $1.4 million for the years ended December 31, 1998, 1997 and 1996, respectively.

Deferred  policy  acquisition  costs in the above  tables  for the  years  ended
December 31, 1998, 1997 and 1996 are net of income tax (benefit) expense of $(1.1) million, $2.9 million and $(6.2) million, respectively.


4.   POLICYHOLDERS' LIABILITIES

Future policy benefits and other policyholder liabilities at December 31 are as follows:

                                                     1998            1997
                                                   --------        --------
                                                        (In Thousands)

              Life insurance                       $506,249        $444,737
              Annuities                              28,350          27,723

                                                   --------        --------
                                                   $534,599        $472,460
                                                   ========        ========

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


4.   POLICYHOLDERS' LIABILITIES (continued)

Life  insurance  liabilities  include  reserves  for  death  benefits.   Annuity
liabilities include reserves for immediate annuities.

The following table highlights the key assumptions generally utilized in calculating these reserves:

          Product                         Mortality             Interest Rate           Estimation Method
------------------------------    -------------------------     -------------        -----------------------
Life insurance - Domestic         Generally rates               2.5% to 7.5%         Net level premium based
                                  guaranteed in                                      on non-forfeiture
                                  calculating cash                                   interest rate
                                  surrender values

Life insurance - International    Generally rates               6.25% to 6.5%        Net level premium based
                                  guaranteed in                                      on the expected
                                  calculating cash                                   investment return
                                  surrender values

Individual immediate annuities    1983 Individual Annuity       6.25% to 11.0%       Present value of
                                  Mortality Table with                               expected future payment
                                  certain modifications                              based on historical
                                                                                     experience


Policyholders' account balances at December 31, are as follows:


                                                       1998         1997
                                                    ----------   ----------
                                                        (In Thousands)

              Interest-sensitive life contracts     $1,386,829   $1,345,089
              Individual annuities                   1,077,996    1,035,371
              Guaranteed investment contracts          231,366           --
                                                    ----------   ----------
                                                    $2,696,191   $2,380,460
                                                    ==========   ==========

Policyholders' account balances for interest-sensitive life, individual annuities, and guaranteed investment contracts are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses, mortality charges.

Certain contract provisions that determine the policyholder account balances are as follows:

            Product                       Interest Rate          Withdrawal / Surrender Charges
---------------------------------         --------------       ----------------------------------
Interest sensitive life contracts         4.0% to 6.5%         Various up to 10 years

Individual annuities                      3.0% to 5.6%         0% to 8% for up to 8 years

Guaranteed investment contracts           5.02% to 6.23%       Subject to market value withdrawal
                                                               provisions for any funds withdrawn
                                                               other than for benefit responsive
                                                               and contractual payments

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


5.   REINSURANCE

The Company participates in reinsurance, with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiaries as the primary insurer, except for cases involving a novation. Ceded balances would represent a liability to the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

Reinsurance amounts included in the Consolidated Statement of Operations for the year ended December 31 are below.


                                              1998        1997        1996
                                            --------    --------    --------
                                                     (In Thousands)

     Direct Premiums                        $ 65,423    $ 51,851    $ 53.776
         Reinsurance assumed                   1,395       1,369       1,128
         Reinsurance ceded - affiliated       (6,532)       (686)       (254)
         Reinsurance ceded - unaffiliated     (2,819)     (3,038)     (3,125)
                                            --------    --------    --------
     Premiums                               $ 57,467    $ 49,496    $ 51,525
                                            ========    ========    ========
     Policyholders' benefits ceded          $ 27,991    $ 25,704    $ 26,796
                                            ========    ========    ========


Reinsurance   recoverables,   included  in  "Other   assets"  in  the  Company's
Consolidated Statements of Financial Position, at December 31 include amounts recoverable on unpaid and paid losses and were as follows:


                                                         1998        1997
                                                        -------     -------
                                                           (In Thousands)

              Life insurance - affiliated               $ 6,481     $ 2,618
              Other reinsurance - affiliated             21,650      23,243
                                                        -------     -------
                                                        $28,131     $25,861
                                                        =======     =======

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


6.   EMPLOYEE BENEFIT PLANS

Pension and Other Postretirement Plans

The Company has a non-contributory defined benefit pension plan which covers substantially all of its Taiwanese employees. This plan was established as of September 30, 1997 and the projected benefit obligation and related expenses at September 30, 1998 was not material to the Consolidated Statements of Financial Position or results of operations for the years presented. All other employee benefit costs are allocated to the Company from Prudential in accordance with the service agreement described in Note 13.


7.   INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:


                                                1998        1997        1996
                                              --------    --------    --------
                                                       (In Thousands)
        Current tax expense (benefit):
           U.S                                $ 67,272    $ 71,989    $ 59,489
           State and local                       2,496       1,337         703
           Foreign                                  --          --           4
                                              --------    --------    --------
           Total                                69,768      73,326      60,196
                                              --------    --------    --------


        Deferred tax expense (benefit):
           U.S                                  14,059     (11,458)     18,413
           State and local                         406          --         526
                                              --------    --------    --------
           Total                                14,465     (11,458)     18,939
                                              --------    --------    --------

         Total income tax expense             $ 84,233    $ 61,868    $ 79,135
                                              ========    ========    ========


The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                                1998        1997        1996
                                              --------    --------    --------
                                                       (In Thousands)

        Expected federal income tax expense   $ 82,668    $ 58,885    $ 79,925
        State and local income taxes             1,886         869         799
        Other                                     (321)      2,114      (1,589)
                                              --------    --------    --------
        Total income tax expense              $ 84,233    $ 61,868    $ 79,135
                                              ========    ========    ========

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


7.   INCOME TAXES (continued)

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:


                                                          1998       1997
                                                        --------   --------
                                                          (In Thousands)
           Deferred tax assets
                Insurance reserves                      $ 93,564   $ 52,144
                                                        --------   --------
                Deferred tax assets                       93,564     52,144
                                                        --------   --------

           Deferred tax liabilities
                Deferred acquisition costs               224,179    167,128
                Net investment gains                      12,241     16,068
                Other                                      5,978      7,431
                                                        --------   --------
                Deferred tax liabilities                 242,398    190,627
                                                        --------   --------

           Net deferred tax liability                   $148,834   $138,483
                                                        ========   ========


Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 1998 and 1997, respectively, the Company and its subsidiaries had no federal or state operating loss carryforwards for tax purposes.

The Internal Revenue Service (the "Service") has completed examinations of all consolidated federal income tax returns through 1989. The Service has examined the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has begun their examination of the years 1993 through 1995.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


8.   EQUITY

Reconciliation of Statutory Surplus and Net Income

Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the Arizona and New Jersey Departments of Banking and Insurance with net income and equity determined using GAAP.


                                          1998         1997         1996
                                        ---------    ---------    ---------
                                                  (In Thousands)
Statutory net income                    $ (33,097)   $  12,778    $  48,846

Adjustments to reconcile to net
  income on a GAAP basis:
     Statutory income of subsidiaries      18,953       18,553       25,001
     Deferred acquisition costs           202,375       38,003       48,862
     Deferred premium                       2,625        1,144        1,295
     Insurance liabilities                (24,942)      26,517       28,662
     Deferred taxes                       (14,465)      11,458      (18,939)
     Valuation of investments              20,077          506          365
     Other, net                           (19,564)      (2,585)      15,130
                                        ---------    ---------    ---------
GAAP net income                         $ 151,962    $ 106,374    $ 149,222
                                        =========    =========    =========





                                                 1998           1997
                                             -----------    -----------
                                                   (In Thousands)
  Statutory surplus                          $   931,164    $   853,130

  Adjustments to reconcile to equity
    on a GAAP basis:
       Valuation of investments                  117,254         97,787
       Deferred acquisition costs                861,713        655,242
       Deferred premium                          (15,625)       (14,817)
       Insurance liabilities                    (133,811)      (107,525)
       Deferred taxes                           (148,834)      (138,483)
       Other, net                                 41,371        160,183
                                             -----------    -----------
  GAAP stockholder's equity                  $ 1,653,232    $ 1,505,517
                                             ===========    ===========




9.   FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

Fixed maturities and Equity securities

Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

Mortgage loans on real estate

The estimated fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage.

Policy loans

The estimated fair value of policy loans is calculated  using a discounted  cash
flow  model  based  upon  current  U.S.   Treasury  rates  and  historical  loan
repayments.

Policyholders' account balances

Estimated fair values of policyholders' account balances are derived by using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

Derivative financial instruments

The fair value of futures is estimated based on market quotes for a transactions with similar terms.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31,:

                                                        1998                                   1997
                                          -------------------------------       ---------------------------------
                                            Carrying           Estimated          Carrying            Estimated
                                             Value            Fair Value            Value             Fair Value
                                          -----------         -----------       -------------         -----------
                                                                        (In Thousands)
Financial Assets:
     Fixed maturities:
          Available for sale              $ 2,763,926         $ 2,763,926         $ 2,563,852         $ 2,563,852
          Held to maturity                    410,558             421,845             338,848             350,056
     Equity securities                          2,847               2,847               1,982               1,982
     Mortgage loans                            17,354              19,465              22,787              24,994
     Policy loans                             766,917             806,099             703,955             703,605
     Short-term investments                   240,727             240,727             316,355             316,355
     Cash                                      89,679              89,679              71,358              71,358
     Separate Account assets               11,531,754          11,531,754           8,022,079           8,022,079

Financial Liabilities:
     Policyholders'
        account balances                  $ 2,696,191         $ 2,703,725         $ 2,380,460         $ 2,374,040
     Cash collateral for loaned
        securities                            123,044             123,044             143,421             143,421
     Separate Account liabilities          11,490,751          11,490,751           7,948,788           7,948,788
     Derivatives                                1,723               2,374                 653                 653

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


10.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

Futures & Options

The Company uses exchange-traded Treasury futures and options to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring. The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is estimated based on market quotes for a transaction with similar terms.

Under exchange-traded futures, the Company agrees to purchase a specified number of contracts with other parties and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. Futures are typically used to hedge duration mismatches between assets and liabilities by replicating Treasury performance. Treasury futures move substantially in value as interest rates change and can be used to either generate new or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

For futures that meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The notional value of futures contracts was $40.8 million and $115.7 million at December 31, 1998 and 1997, respectively. The fair value of futures contracts was immaterial at December 31, 1998 and 1997.

When the Company anticipates a significant decline in the stock market which will correspondingly affect its diversified portfolio, it may purchase put index options where the basket of securities in the index is appropriate to provide a hedge against a decrease in the value of the equity portfolio or a portion thereof. This strategy effects an orderly sale of hedged securities. When the Company has large cash flows which it has allocated for investment in equity securities, it may purchase call index options as a temporary hedge against an increase in the price of the securities it intends to purchase. This hedge permits such investment transactions to be executed with the least possible adverse market impact.

Option premium paid or received is reported as an asset or liability and amortized into income over the life of the option. If options meet the criteria for hedge accounting, changes in their fair value are deferred and recognized as an adjustment to the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are recognized as an adjustment to interest income or expense of the hedged item. If the options do not meet the criteria for hedge accounting, they are fair valued, with changes in fair value reported in current period earnings. The fair value of options was immaterial at December 31, 1998, and there were no options in 1997.

Currency Derivatives

The Company uses currency swaps to reduce market risks from changes in currency values of investments denominated in foreign currencies that the Company either holds or intends to acquire and to alter the currency exposures arising from mismatches between such foreign currencies and the US Dollar.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

If currency derivatives are effective as hedges of foreign currency translation and transaction exposures, gains or losses are recorded in "Foreign currency translation adjustments". If currency derivatives do not meet hedge accounting criteria, gains or losses from those derivatives are recognized in current period earnings.

As of December 31, 1998, the notional value of the swaps was $40.5 million with a fair value of ($2.3) million. There were no currency swaps at year end 1997.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


10.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. As of December 31, 1998, 47% of notional consisted of interest rate derivatives, 47% of notional consisted of foreign currency derivatives, and 6% of notional consisted of equity derivatives.


11.  CONTINGENCIES

Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.


12.  DIVIDENDS

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1998, the Company would not be permitted a dividend distribution in 1998.


13.  RELATED PARTY TRANSACTIONS

Service Agreements

Prudential and Pruco Life operate under service and lease agreements whereby services of officers and employees (except for those agents employed by the Company in Taiwan), supplies, use of equipment and office space are provided by Prudential. The net cost of these services allocated to the Company were $269.9 million, $139.5 million and $101.7 million for the years ended December 31, 1998, 1997, and 1996, respectively. These costs are treated in a manner consistent with the Company's policy on deferred acquisition costs.

Prudential and Pruco Life have an agreement with respect to administrative services for the Prudential Series Fund. The Company invests in the various portfolios of the Series Fund through the Separate Accounts. Under this agreement, Prudential pays compensation to Pruco Life in the amount equal to a portion of the gross investment advisory fees paid by the Prudential Series Fund. The Company received from Prudential its allocable share of such compensation in the amount of $40.1 million, $29.4 million and $19.1 million during 1998, 1997 and 1996, respectively, recorded in other income.

Reinsurance

The Company currently has three reinsurance agreements in place with Prudential (the reinsurer). Specifically a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract, and two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1998, 1997, and 1996.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


13.  RELATED PARTY TRANSACTIONS (continued)

Debt Agreements

In July 1998, the Company established a revolving line of credit facility of up to $300 million with Prudential Funding Corporation, a wholly owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 1998.

                       Report of Independent Accountants
                       ---------------------------------



To the Board of Directors of
Pruco Life Insurance Company

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company and its subsidiaries at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
New York, New York
February 26, 1999

ITEM 24.        FINANCIAL STATEMENTS AND EXHIBITS

(a)     FINANCIAL STATEMENTS


(1) Financial Statements of the Dicovery Select Variable Annuity Subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 1998; the Statements of Operations for the period ended December 31, 1998; the Statements of Changes in Net Assets for the periods ended December 31, 1998 and December 31, 1997; and the Notes relating thereto will appear in the statement of additional information. (Part B of the Registration Statement) (Note 1)

(2) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 1998 and 1997; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 1998, 1997 and 1996; and the Notes to the Consolidated Financial Statements will appear in the statement of additional information (Part B of the Registration Statement) (Note 1).


(b)        EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)    Agreements for custody of securities and similar investments--Not
       Applicable.

(3)    (a)    Form of Distribution Agreement between Prudential Investment
              Management Services, Inc. "PIMS" (Underwriter) and Pruco Life
              Insurance Company (Depositor)(Note 3)

       (b)    Form of Selected Broker Agreement used by PIMS (Note 3)

(4)    (a)    The Discovery Choice Contract VFLX-99 C-ROP. (Note 4)

       (b)    The Discovery Choice Contract VFLX-99 C-GMDB. (Note 4)

(5)    (a)    Application form for the Contract. (Note 4)

(6)    (a)    Articles of Incorporation of Pruco Life Insurance Company, as
              amended through October 19, 1993. (Note 5)

       (b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 6)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

       (a)    Form of Fund Participation Agreement. (Note 7)

(9) Opinion of Counsel as to legality of the securities being registered.(Note 1)

(10) Written consent of PricewaterhouseCoopers LLP independent accountants.(Note 1)

(11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)   Schedule of Performance Computations. (Note 1)

(14)   Powers of Attorney.

       (a) William M. Bethke, Ira J. Kleinman, Esther H. Milnes and I. Edward Price (Note 8)

       (b)    Dennis G. Sullivan (Note 9)

       (c)    Kiyofumi Sakaguchi (Note 10)

       (d)    James J. Avery, Jr (Note 11)

(Note 1)      Filed herewith


(Note 2) Incorporated by reference to Form N-4, Registration No. 33-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No.333-06701, filed April 15, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4)      Filed herewith.

(Note 5) Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.

(Note 6) Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of the Pruco Life Insurance Company.

(Note 7) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Form 10-K, Registration No. 33-08698, filed March 31, 1997 on behalf of the Pruco Life Variable Contract Real Property Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-1, Registration No. 33-86780, filed April 13, 1999 on behalf of the Pruco Life Variable Contract Real Property Account.

(Note 10)     Incorporated by reference to Post Effective Amendment No.8 to
              Form S-6, Registration No.33-49994, filed April 28, 1999, on behalf of the Pruco Life Variable Appreciable Account.

(Note 11)     Incorporated by reference to Post-Effective Amendment No. 2 to
              Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

ITEM 25.        DIRECTORS AND OFFICERS OF THE DEPOSITOR

See Part A:  Directors and Officers.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a mutual life insurance company organized under the laws of New Jersey. The subsidiaries of Prudential and short descriptions of each are set forth on the following pages.

Pruco Life may be deemed to control its two wholly-owned subsidiaries, Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") and The Prudential Insurance Company of Arizona ("PLICA"). Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Variable Universal Account, the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life Flexible Premium Variable Annuity Account (Registrant) (separate accounts of Pruco Life), the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold all the shares of The Prudential Series Fund, Inc., a Maryland corporation. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund, a Maryland Corporation, in three of its separate accounts. The Prudential Series Fund, Inc. and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940 and with the Prudential Variable Contract Account-24, a registered unit investment trust.

The subsidiaries of Prudential and short descriptions of each are listed under
Item 25 of Post-Effective Amendment No. 32 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed February 28, 1997, the text of which is hereby incorporated.

ITEM 27.        NUMBER OF CONTRACT OWNERS

Not Applicable.

ITEM 28.        INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.        PRINCIPAL UNDERWRITERS

(a)    Prudential Investment Management Services LLC (PIMS)

      PIMS is distributor for Cash Accumulation Trust, Command Money Fund, Command Government Fund, Command Tax-Free Fund, The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential International Bond Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential 20/20 Focus Fund, Prudential Utility Fund, Inc., Prudential World Fund, Inc. and The Target Portfolio Trust.

(b) Information concerning the officers and directors of PIMS is set forth below.


                                             POSITIONS AND OFFICES                      POSITIONS AND OFFICES
NAME (1)                                     WITH UNDERWRITER                           WITH REGISTRANT
--------                                     ----------------                           ---------------
Robert F. Gunia ..........................   President                                  None

Jean  D. Hamilton ........................   Executive Vice President                   None

John R. Strangfeld .......................   Executive Vice President                   None

Kevin B. Frawley .........................   Senior Vice President and Chief            None
                                             Compliance Officer


Mark D. Smith ............................   Senior Vice President and Chief            None
                                             Operating Officer


William V. Healey ........................   Senior Vice President, Secretary and       None
                                             Chief Legal Officer

Margaret M. Deverell .....................   Senior Vice President, Comptroller and     None
                                             Chief Financial Officer

C. Edward Chaplin.........................   Treasurer                                  None

---------------------------

(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102 unless otherwise noted.

(c)    Not applicable

ITEM 30.        LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31.        MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32.        UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Pruco Life.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 the Registrant has caused this pre-effective amendment No.1 to its Registration Statement; and pursuant to the requirements of the Investment Company Act of 1940, the Registrant has caused this post-effective amendment No. 8 to its Registration Statement, to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the City of Newark and the State of New Jersey, on this 17th day of August, 1999.


            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                  (Registrant)

                        BY: PRUCO LIFE INSURANCE COMPANY
                                   (Depositor)

Attest: /s/ CLIFFORD E. KIRSCH                     /s/  ESTHER H. MILNES
---------------------------------------------    ---------------------------
            CLIFFORD E. KIRSCH                          ESTHER H. MILNES
            CHIEF LEGAL OFFICE AND SECRETARY            PRESIDENT


                                   SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


    SIGNATURE AND TITLE
    ---------------------


         *
-------------------------------------
ESTHER MILNES                                              Date: August 17, 1999
PRESIDENT AND DIRECTOR


         *
-------------------------------------
JAMES J. AVERY JR
CHAIRMAN OF THE BOARD AND DIRECTOR

         *                              *By:          CLIFFORD E. KIRSCH
-------------------------------------   ---------------------------------------
DENNIS G. SULLIVAN                                    CLIFFORD E. KIRSCH
VICE PRESIDENT AND COMPTROLLER                         (ATTORNEY-IN-FACT)

         *
-------------------------------------
WILLIAM M. BETHKE
DIRECTOR

         *
-------------------------------------
IRA J. KLEINMAN
DIRECTOR

         *
-------------------------------------
I. EDWARD PRICE
DIRECTOR

         *
-------------------------------------
KIYOFUMI SAKAGUCHI
DIRECTOR